AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 28, 2007

FILE NOS. 333-21993

811-08059

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 18	☒

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 19	☒

COHEN & STEERS GLOBAL REALTY SHARES, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

280 PARK AVENUE, NEW YORK, NY 10017

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

COPY TO:

JOHN E. MCLEAN	STUART H. COLEMAN, ESQ
COHEN & STEERS REALTY FOCUS FUND, INC.	STROOCK & STROOCK & LAVAN LLP
280 PARK AVENUE	180 MAIDEN LANE
NEW YORK, NY 10017	NEW YORK, NY 10038
(NAME AND ADDRESS OF AGENT OF SERVICE OF PROCESS)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

☒	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)

☐	ON [DATE] PURSUANT TO PARAGRAPH (B)

☐	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

☐	ON [DATE] PURSUANT TO PARAGRAPH (A)(1)

☐	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

☐	ON [DATE] PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

☐	THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement amendment filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

280 PARK AVENUE

NEW YORK, NEW YORK 10017

CLASS A, CLASS B AND CLASS C SHARES

PROSPECTUS

Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

Telephone: (212) 832-3232

Transfer Agent

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Telephone: (800) 437-9912

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND’S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A CRIME.

SEPTEMBER 28, 2007

COHEN & STEERS GLOBAL REALTY SHARES, INC.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of Cohen & Steers Global Realty Shares, Inc. (the Fund) is total return through investment in global real estate equity securities. In pursuing total return, the Fund seeks both capital appreciation and current income. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so.

The Fund invests at least 80%, and normally substantially all, of its net assets in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies. Real estate equity securities include common stocks, preferred stocks and other equity securities issued by real estate companies, including real estate investment trusts (REITs) and similar REIT-like entities.

A real estate company generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests and revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders. As a result, REITs generally pay a higher dividend than other types of companies, although dividends paid by U.S. REITs will not generally be eligible to qualify as “qualified dividend income.” Some countries have a REIT structure very similar to the United States. Other countries have REIT structures that are different from the U.S. in terms of tax requirements/benefits or scope of qualifying business activities. In addition, there are other countries that have not adopted a REIT structure in any form, although some of these countries are considering adopting a REIT structure. The Fund may invest a significant percentage of its portfolio in REITs and REIT-like entities. However, the Fund may also invest a significant percentage of its portfolio in other real estate companies.

Under normal market conditions, the Fund will invest significantly (at least 40%—unless market conditions are not deemed favorable by Cohen & Steers Capital Management, Inc. (the Advisor), in which case the Fund would invest at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. For temporary defensive purposes, the Fund may invest as described below under Investment Objective, Principal Investment Strategies and Related Risks—Additional Investment Information—Defensive Positions. The Fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

WHO SHOULD INVEST

The Fund may be suitable for you if you are seeking:

•	to add exposure to global real estate equity securities to your portfolio

•	a fund that may perform differently than other types of stock or bond funds because of its focus on dividend paying equity securities issued by global real estate companies

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•	a fund offering the potential for both current income and long-term capital growth

The Fund is designed for long-term investors. The Fund will take reasonable steps to identify and reject orders from market timers. In addition, the Fund will charge a redemption fee on certain redemptions and exchanges. See How to Purchase and Sell Fund Shares—Frequent Purchases and Redemptions of Fund Shares and—How to Sell Fund Shares.

PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the REIT shares and other real estate securities owned by the Fund. The value of these equity securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Markets and REIT Risk. Additionally, since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management.

Foreign Securities (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Smaller Companies. Even the larger real estate companies tend to be small- to medium-sized companies in relation to the equity markets as a whole. Real estate company shares therefore can be more volatile than, and will perform differently from, larger company stocks. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company’s stock price than is the case for a larger company.

Emerging Markets Risk. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. A small number of companies representing a limited number of industries may account for a significant percentage of an emerging country’s overall market and trading volume. Emerging market countries may have political and social uncertainties, and their economies may be over-dependent on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices. Emerging market countries may have overburdened infrastructure and obsolete or unseasoned financial systems, environmental problems, less developed legal systems and less reliable custodial services and settlement practices.

Foreign Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the

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country, due to blockage of foreign currency exchanges or otherwise.

Non-Diversification. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a more diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HISTORICAL FUND PERFORMANCE

You should review the following information regarding the past performance of the Fund. It shows how the Fund’s investment return can change from year to year and how the Fund’s returns can vary from the performance of selected broad market indexes over various time periods. This information is intended to give you some indication of the risk associated with an investment in the Fund. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.

Prior to September 28, 2007, the Fund’s name was “Cohen & Steers Realty Focus Fund, Inc.” and its investment objective was maximum capital appreciation over the long-term through investment primarily in a limited number of REITs and other real estate-oriented companies; investments in foreign issuers were limited to 20% of its total assets.

This chart shows the total return for the Fund’s Class A shares for each full calendar year since Class A shares of the Fund commenced operations, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. This chart does not reflect sales charges imposed on the Fund’s Class A shares; if these amounts were reflected, returns would be less than those shown.

Highest quarterly return during this period:    14.43% (quarter ended June 30, 2005)

Lowest quarterly return during this period:    –5.72% (quarter ended March 31, 2005)

*	The annual returns for the Class B and Class C shares of the Fund are substantially similar to the annual returns of the Class A shares because the assets of all share classes are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

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This table shows the average annual total returns of the Fund’s Class A, B and C shares for the past year and the period since the classes commenced operations, and compares these returns with the performance of two indexes. Index performance does not reflect deduction for fees, expenses or taxes. After-tax returns shown are for Class A shares only. After-tax returns for the other classes will vary. Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns

(for periods ended December 31, 2006)

	1 Year		Since Inception**
Class A Shares
Return Before Taxes	26.19%	(a)	25.93%	(a)
Return After Taxes on Distributions	22.93%		23.81%
Return After Taxes on Distributions and Sale of Fund Shares	17.79%		21.29%
Class B Shares
Return Before Taxes	26.29%	(b)	26.67%	(c)
Class C Shares
Return Before Taxes	30.28%	(d)	27.69%
FTSE NAREIT Equity REIT Index*	35.06%		28.09%
S&P 500® Index*	15.80%		13.41%

*	The FTSE NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate. The index is designed to reflect the performance of all publically traded equity REITs as a whole. The Standard & Poor’s 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance. Performance figures include reinvestment of income dividends and, for the Fund only, capital gains distributions. You should note that the Fund is a professionally managed mutual fund while the indexes are unmanaged, do not reflect deductions for fees, expenses or taxes and are not available for investment.

**	The inception date was September 30, 2004.

(a)	Returns reflect the imposition of a front end sales load of 4.50%. Without the sales load, the returns would have been 32.14% for the year ended December 31, 2006 and 28.53% since inception.

(b)	Return includes a deferred sales charge of 5%. Without the deferred sales charge, the total return would have been 31.29%.

(c)	Return includes a deferred sales charge of 3%. Without the deferred sales charge, the total return would have been 27.65%.

(d)	Return includes a deferred sales charge of 1%. Without the deferred sales charge, the total return would have been 31.28%.

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FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A	Class B*	Class C
Shareholder Fees (fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%(1)	0%	0%
Maximum sales charge (load) imposed on reinvested dividends (and other distributions) (as a percentage of offering price)	0%	0%	0%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	0%(2)	5% in 1st year 4% in 2nd year 3% in 3rd and 4th years 2% in 5th year 1% in 6th year None thereafter(3)	1% in 1st year
Redemption Fee (as a percentage of redemption proceeds; also imposed on exchanges)	2.00% during the first 60 days; 0% thereafter(4)	0%	0%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
	Class A	Class B*		Class C
Management Fee	0.90%	0.90%		0.90%
Distribution (12b-1) Fees	0.25%	0.75	%(5)	0.75%
Service Fee	0.10%	0.25%		0.25%
Other Expenses(6)	0.42%	0.42%		0.42%

Total Annual Fund Operating Expenses(6)	1.67%	2.32%		2.32%
Fee Waiver and Expenses Reimbursement(7)	0.02%	0.02%		0.02%

Net Expenses(7)	1.65%	2.30%		2.30%

(1)	You may be able to reduce or eliminate the sales charge. See How to Purchase and Sell Fund Shares—Class A Shares.

(2)	A contingent deferred sales charge of 1% applies on certain redemptions made within one year following a purchase without a sales charge.

(3)	Class B shares of the Fund automatically convert to Class A shares at the end of the month which precedes the eighth anniversary of the purchase date.

(4)	The redemption and exchange fees are charged only to certain investors that are authorized to purchase Class A shares at net asset value without regard to investment amount. See How to Sell Fund Shares—Payment of Redemption Proceeds for additional information.

(5)	Until conversion into Class A shares, which occurs automatically at the end of the month which precedes the eighth anniversary of the purchase date.

(6)	“Other Expenses” and “Total Annual Fund Operating Expenses” have been adjusted to reflect anticipated increases in operating expenses associated with increased investments in foreign securities in connection with changes to the Fund’s investment objective and strategies effective September 28, 2007.

(7)	Through December 31, 2007, the Advisor has agreed to contractually waive its management fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the total annual operating expenses of 1.65% for Class A shares and 2.30% for Class B and Class C shares.

*	Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

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EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the Advisor did not reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$610	$947	$1,307	$2,317
Class B shares
Assuming redemption at the end of the period	733	1,081	1,430	2,636
Assuming no redemption at the end of the period	233	718	1,230	2,636
Class C shares
Assuming redemption at the end of the period	333	718	1,230	2,636
Assuming no redemption at the end of the period	233	718	1,230	2,636

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

OBJECTIVE

The investment objective of the Fund is total return through investment in global real estate equity securities. In pursuing total return, the Fund seeks both capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective. The Fund, of course, will concentrate its investments in the real estate industry.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80%, and normally substantially all, of its net assets in a portfolio of equity securities issued by U.S. and non-U.S. real estate companies.

In managing the Fund’s portfolio, the Advisor adheres to an integrated, bottom-up, relative value investment process. A proprietary valuation model ranks real estate securities on price-to-net asset value (NAV), which the Advisor believes is the primary determinant of real estate security valuation, and guides a bottom-up portfolio construction process. Analysts incorporate both quantitative and qualitative analysis in their NAV estimates. The company research process includes an evaluation of management, strategy, property quality, financial strength and corporate structure. In addition to the NAV model, portfolio managers may use secondary valuation tools including cash flow multiple/growth or discounted cash flow models. Judgments with respect to risk control, diversification, liquidity and other factors overlay the model’s output and drive the portfolio managers’ investment decisions.

The following are the Fund’s principal investment strategies. A more detailed description of the Fund’s investment policies and restrictions and more detailed information about the Fund’s investments are contained in the Fund’s statement of additional information (SAI).

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Real Estate Companies

For purposes of the Fund’s investment objective and strategies, a real estate company is one that:

•	derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate

or

•	has at least 50% of its assets in such real estate

Under normal market conditions, the Fund will invest significantly (at least 40%—unless market conditions are not deemed favorable by the Advisor, in which case the Fund would invest at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. For temporary defensive purposes, the Fund may invest as described below under Additional Investment Information—Defensive Positions. The Fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

The equity securities in which the Fund invests can consist of:

•	common stocks (including REIT shares or shares of similar REIT-like entities)

•	rights or warrants to purchase common stocks

•	securities convertible into common stocks where the conversion feature represents, in the view of the Advisor, a significant element of the securities’ value

•	preferred stocks

Real Estate Investment Trusts

REITs are companies that own interests in real estate or in real estate related loans or other interests and revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gains for each taxable year). As a result, REITs tend to pay relatively higher dividends than other types of companies.

REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. The Fund invests primarily in equity REITs.

Foreign (Non-U.S.) Real Estate Securities

The Fund invests in non-U.S. real estate companies. These companies may have characteristics that are similar to a REIT. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. The Fund is not limited to investing in foreign-domiciled REIT-like entities, although it is expected that the Fund will invest a significant percentage of its portfolio in these types of entities.

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Depositary Receipts

The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designated for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets.

ADDITIONAL INVESTMENT INFORMATION

In addition to the principal investment strategies described above, the Fund has other investment practices that are described here and in the SAI.

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Other Investments

The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

Defensive Position

When the Advisor believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objective by investing all or any portion of its assets in high-grade fixed income securities without regard to whether the issuer is a real estate company. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

Portfolio Turnover

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However,

there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Advisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See Additional Information—Tax Considerations for more information.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. The Fund’s annual and semiannual reports, which are sent to shareholders and filed with the Securities and Exchange Commission (SEC), contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. The Fund also files its complete schedule of portfolio holdings with the SEC on Form N-Q as of the end of its first and third fiscal quarters. The Fund’s full portfolio holdings are published semi-annually in reports sent to stockholders and such reports are made available on http://www.cohenandsteers.com in the “Our funds” section, generally within 60 days after the end of each semi-annual period. The Fund also posts top 10 holdings quarterly on the website, within 30 days after the end of each quarter. The holdings information remains available until the next quarter’s holdings are posted on the website.

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PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the Fund’s portfolio and the Fund’s price per share will vary based upon general market conditions and the value of the securities held in the Fund’s portfolio.

General Risks of Securities Linked to the Real Estate Market

The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate

•	risks related to general and local economic conditions

•	possible lack of availability of mortgage funds

•	overbuilding

•	extended vacancies of properties

•	increased competition

•	increases in property taxes and operating expenses

•	changes in zoning laws

•	losses due to costs resulting from the clean-up of environmental problems

•	liability to third parties for damages resulting from environmental problems

•	casualty or condemnation losses

•	limitations on rents

•	changes in neighborhood values and the appeal of properties to tenants

•	changes in interest rates

Thus, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the Code), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (1940 Act). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

General Risks of Foreign (Non-U.S.) Securities

In addition, the Fund may invest in foreign securities of companies in so-called “emerging markets” (or lesser developed countries). Investments in such securities are particularly speculative. Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

•	future foreign economic, financial, political and social developments;

•	different legal systems;

•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;

•	less governmental supervision;

•	regulation changes;

•	changes in currency exchange rates;

•	less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices;

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•	high and volatile rates of inflation;

•	fluctuating interest rates;

•	different accounting, auditing and financial record-keeping standards and requirements; and

•	dividend income the Fund receives from these foreign securities may not be eligible for the special tax treatment applicable to qualified income

Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;

•	confiscatory taxation;

•	difficulty in obtaining or enforcing a court judgment;

•	economic, political or social instability; and

•	diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•	growth of gross domestic product;

•	rates of inflation;

•	capital reinvestment;

•	resources;

•	self-sufficiency; and

•	balance of payments position.

To the extent the Fund’s investments are concentrated in a geographic region or country, the Fund will be subject, to a greater extent than if the Fund’s assets were less concentrated, to the risks of adverse changes in that region or country.

Emerging Markets Risk

The Fund is not limited in the extent to which it may invest in securities of companies domiciled in so-called “emerging markets” (or lesser developed countries). Investing in securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

As a result of these potential risks, the Advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a

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particular country. The Fund may invest in countries in which foreign investors, including the Advisor, have had no or limited prior experience.

Foreign Currency Risk

Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may engage in various investments that are designed to hedge the Fund’s foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

Smaller Companies

Even the larger real estate companies may be small- to medium-sized companies in relation to the equity markets as a whole. Real estate company shares therefore can be more volatile than, and perform differently from, those of larger company stocks. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company’s stock price than is the case for a larger company.

MANAGEMENT OF THE FUND

THE ADVISOR AND SUBADVISORS

Cohen & Steers Capital Management, Inc., located at 280 Park Avenue, New York, New York 10017, has been retained as the Fund’s investment advisor.

The Advisor, a registered investment advisor, was formed in 1986 and its current clients include pension plans and investment companies, including each of the open-end and closed-end Cohen & Steers funds. As of June 30, 2007, the Advisor managed approximately $34.6 billion in assets. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc. (CNS), a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol “CNS.”

The Advisor will be responsible for the overall management of the Fund’s portfolio and for the supervision and ongoing monitoring of the Fund’s subadvisors (the Subadvisors). Cohen & Steers Asia Limited (CNS Asia), with offices located at 12/F Citibank Tower, Citibank Plaza, No. 3 Garden Road, Central Hong Kong, provides investment research and advisory services with respect to Asia Pacific real estate securities and provides trade order execution services for the Fund. CNS Asia was formed in 2005. Cohen & Steers Europe S.A. (CNS Europe), with offices located at 166 Chausee de la Hulpe, Brussels, Belgium, provides investment advisory and research services to the Advisor in connection with managing the Fund’s investments in Europe. CNS Europe was formed in February 2000. Cohen & Steers UK Limited (CNS UK), with offices located at 21 Sackville Street, 4th Floor, London, W1S 3DN, U.K., provides investment advisory and research services to the Advisor and CNS Europe in connection with managing the Fund’s investments in Europe. CNS UK was formed in 2006. Each of the Subadvisors is a registered

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investment advisor and is a direct or indirect wholly-owned subsidiary of CNS. References in this prospectus to activities and responsibilities of the Advisor may be performed by one or more of the Subadvisors.

Under its investment advisory agreement with the Fund, the Advisor furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the board of directors of the Fund. The Advisor performs certain administrative services for the Fund and provides persons satisfactory to the board of directors to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may also be directors, officers or employees of the Advisor. The Advisor also selects brokers and dealers to execute the Fund’s portfolio transactions.

For its services under the investment advisory agreement, the Fund pays the Advisor a monthly investment advisory fee at the annual rate of 0.90% of the average daily net asset value of the Fund. This fee is allocated among the separate classes based on the classes’ proportionate shares of such average daily net asset value. Taking into account the investment advisory fees waived by the Advisor, the Fund’s effective investment advisory fee during 2006 was 0.90% of its average daily net assets. The Advisor (not the Fund) pays the Subadvisors out of its investment advisory fees from the Fund.

In addition to this investment advisory fee, the Fund pays other operating expenses, which may include but are not limited to, administrative, transfer agency, custodial, legal and accounting fees.

A discussion regarding the board of directors’ basis for approving the investment advisory agreement is available in the Fund’s semi-annual report for the period ended June 30, 2007.

PORTFOLIO MANAGERS

The Fund’s portfolio managers are:

•

Martin Cohen—Mr. Cohen is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and vice president of Cohen & Steers Securities, LLC, the Fund’s Distributor.

•

Robert H. Steers—Mr. Steers is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and vice president of Cohen & Steers Securities, LLC, the Fund’s Distributor.

•

Joseph M. Harvey—Mr. Harvey is a vice president of the Fund. He joined the Advisor in 1992 and currently serves as president of the Advisor and CNS. Mr. Harvey also is the Advisor’s global chief investment officer.

•

James S. Corl—Mr. Corl is a vice president of the Fund. He joined the Advisor in 1997 and currently serves as executive vice president of the Advisor and CNS. Mr. Corl also is the chief investment officer for the Advisor’s real estate securities portfolio.

•

Scott Crowe—Mr. Crowe joined the Advisor in 2007 and currently serves as senior vice president and global research strategist. Prior to that, Mr. Crowe was an executive director at UBS and served as head of U.S. REITs and as a global strategist. He also worked at UBS Warburg as a real estate analyst.

•

W. Joseph Houlihan—Mr. Houlihan has been a managing director and co-chief executive officer of CNS Europe since 2000. Prior to that, he was a managing director at Security Capital Group in Brussels, Belgium.

•

Gerios J.M. Rovers—Mr. Rovers has been a managing director and co-chief executive officer of CNS Europe since 2000. Prior to that, he was a vice president at Security Capital Group in Brussels, Belgium.

•	Derek Cheung—Mr. Cheung has been with CNS Asia since 2005. Prior to joining the Advisor, Mr. Cheung was a securities research analyst with HSBC covering Asia Pacific real estate companies.

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The Advisor and Subadvisors utilize a team-based approach in managing the Fund. Mr. Cohen, Mr. Steers and Mr. Harvey are the leaders of this team. Messrs. Corl, Houlihan, Rovers, Crowe and Cheung direct and supervise the execution of the Fund’s investment strategy, and lead and guide the other members of the investment team.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Fund.

HOW TO PURCHASE AND SELL FUND SHARES

PRICING OF FUND SHARES

The price at which you can purchase and redeem each class of the Fund’s shares is the NAV of that class of shares next determined after we receive your order in proper form, less any applicable sales charge or redemption fee. Proper form means that your request includes the Fund name and your account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered on the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.

We calculate our NAV per share as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Thus, purchase and redemption orders must be received in proper form by the close of regular trading on the NYSE in order to receive that day’s NAV; orders received after the close of trading on the NYSE will receive the next day’s NAV. The Fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the Fund’s behalf. The Fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker’s designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. We determine NAV per share for each class dividing that class’s share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of that class.

Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the Fund’s board of directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the Fund’s board of directors.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective

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judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Because the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its shares, the value of the securities held in the Fund may change on days when you will not be able to purchase or redeem Fund shares.

The Fund reserves the right to reject any purchase order and to withdraw or suspend the offering of shares at any time. The Fund may also request additional information from you in order to verify your identity. If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

PURCHASING THE CLASS OF FUND SHARES THAT IS BEST FOR YOU

Mutual funds typically incur costs for the distribution and servicing of their shares. Many funds pay for these costs by charging a variety of fees to their shareholders. Some of the most common fees include:

• Initial Sales Loads	A percentage fee deducted from your initial investment

• Contingent Deferred Sales Charges	A percentage fee deducted from your sales proceeds based on the length of time you own your shares

• Distribution (12b-1) Fees	An annual percentage fee used to pay for distribution expenses

• Service Fees	An annual percentage fee used to pay for the cost of servicing shareholder accounts

• Redemption Fees	A percentage fee deducted from your redemption amount

This prospectus offers two separate classes of shares to give you flexibility in choosing a fee structure that is most beneficial to you (Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.). Each class represents an investment in the same portfolio of securities, but as described below, the classes utilize a combination of the above fees and other features to suit your investment needs. Since each investor’s financial considerations are different, you should speak with your financial advisor to help you decide which share class is best for you.

CLASS A SHARES

•	Initial Sales Loads—The following initial sales loads apply to Class A shares:

	SALES CHARGE AS A PERCENTAGE OF
INVESTMENT AMOUNT	OFFERING PRICE*	NET AMOUNT INVESTED
Less than $ 100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%

	SALES CHARGE AS A PERCENTAGE OF
INVESTMENT AMOUNT	OFFERING PRICE*	NET AMOUNT INVESTED
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	None	None

*	“Offering Price” is the amount you actually pay for Fund shares; it includes the initial sales charge.

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•

Contingent Deferred Sales Charge (CDSC)—None, but if you invest $1 million or more in Class A shares and sell those shares within one year of their purchase, you may pay a charge equal to 1% of the lesser of the current NAV or the original cost of the shares that you sell.

•	Distribution (12b-1) Fees—0.25% of average daily net assets annually.

•	Service Fees—0.10% of average daily net assets annually.

You may want to purchase Class A shares if:

•	you prefer to pay an initial sales load and have the benefit of lower continuing fees

•	you expect to maintain your investment for an extended period of time

•	you qualify for a reduced initial sales load due to the size of your investment

Reducing Your Initial Sales Load. As shown in the table above, the size of your investment in Class A shares will affect the initial sales load that you pay. The Fund offers certain methods, which are described below, that you can use to reduce the initial sales load.

Aggregating Accounts. The size of the total investment applies to the total amount being invested by any person, which includes:

•	you, your spouse and children under the age of 21

•	a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account although more than one beneficiary is involved

•	any U.S. bank or investment advisor purchasing shares for its investment advisory clients

Rights of Accumulation. A person (defined above) may take into account not only the amount being invested, but also the current NAV of the shares of the Fund and shares of other Cohen & Steers open-end funds that impose sales charges (eligible funds) already held by such person in order to reduce the sales charge on the new purchase.

Letter of Intention. You may reduce your Class A sales charge by establishing a letter of intention. A letter of intention allows a person (defined above) to aggregate purchases of shares of the Fund and other eligible funds during a 12-month period in order to reduce the sales charge. All shares of the Fund and other eligible funds currently owned will be credited as purchases toward completion of the letter at the greater of their net asset value on the date the letter is executed or their cost. You should retain any records necessary to substantiate cost basis because the Fund, the Transfer Agent or your dealer or financial intermediary may not maintain this information. Capital appreciation and reinvested dividends and capital gains distributions do not count toward the required purchase amount during this 12-month period.

At the time of your purchase, you must inform the Fund, your dealer or other financial intermediary of any other investment in the Fund or in other eligible funds that would count toward reducing your sales load. This includes, for example, investments held in a retirement account, an employee benefit plan, or at a dealer or other financial intermediary other than the one handling your current purchase. In addition, you may be asked to provide supporting account statements or other information to allow us to verify your eligibility for a discount. If you do not let the Fund, your dealer or other intermediary know that you are eligible for a discount, you may not receive the discount to which you are otherwise entitled.

You may obtain more information about sales charge reductions and waivers from http://www.cohenandsteers.com, the SAI or your dealer or financial intermediary.

Sales at Net Asset Value. Class A shares of the Fund may be sold at NAV (i.e., without a sales charge) to certain investors without regard to investment amount, including investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services (NAV Purchases).

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See the SAI for additional information on NAV Purchases.

The Fund will charge a redemption fee of 2.00% of the value of such Class A shares redeemed or exchanged within 60 days of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions) as described below under How to Sell Fund Shares—Payment of Redemption Proceeds.

Dealer Commission. The Distributor may pay dealers a commission of up to 1% on investments of $1 million or more in Class A shares.

Higher Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class A shares bear lower annual distribution and other expenses, they will tend to pay higher dividends than Class B and Class C shares.

Reinstatement Privilege. If you redeem your Class A shares and then decide to reinvest in Class A shares, you have a one-time option to, within 120 calendar days of the date of your redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales load, all or any part of your investment in Class A shares of the Fund. If you redeem your Class A shares and your redemption was subject to a CDSC, you may reinstate all or any part of your investment in Class A shares within 120 calendar days of the date of your redemption and receive a credit for the applicable CDSC that you paid. Your investment will be reinstated at the NAV per share next determined after we receive your request. The Transfer Agent must be informed that your new purchase represents a reinstated investment. Reinstated shares must be registered exactly and be of the same class as the shares previously redeemed, and the Fund’s minimum initial investment amount must be met at the time of reinstatement. The ability of a shareholder to utilize the reinstatement privilege is subject to the Fund’s right to reject any purchase or exchange order if it believes such shareholder is engaged in, or has engaged in, market timing or other abusive trading practices.

CLASS B SHARES

Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

•

CDSC—If you redeem your Class B shares within six years of their purchase, you will be subject to the following charge which is based on the lesser of the current NAV of your shares or their original cost:

Year Since Purchase	CDSC
Less than 1 year	5.0%
1 to 2 years	4.0%
2 to 4 years	3.0%
4 to 5 years	2.0%
5 to 6 years	1.0%
6 years or more	None

•

Distribution (12b-1) Fees—0.75% of average daily net assets annually, until your Class B shares are converted to Class A shares, which will occur automatically at the end of the month which precedes the 8th anniversary of your purchase date.

•	Service Fees—0.25% of average daily net assets annually.

The following is additional information about Class B shares:

Automatic Conversion through Reinvestment. Class B shares that you purchase through reinvestment of dividends and distributions will convert automatically to Class A shares in the same manner (discussed above) as other Class B shares that you may own.

Potentially Higher Costs. Higher continuing distribution fees plus applicable CDSCs may cause the total fees you pay to exceed the total fees that would be payable on the same amount of Class A or Class C share.

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Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class B shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

CLASS C SHARES

•	Initial Sales Loads—None.

•	CDSC—You may pay a charge equal to 1% of the lesser of the current NAV of your shares or their original cost if you sell your shares within one year of their purchase.

•	Distribution (12b-1) Fees—0.75% of average daily net assets annually.

•	Service Fees—0.25% of average daily net assets annually.

You may want to purchase Class C shares if:

•	you prefer to have all of your assets invested initially

•	you are uncertain as to the length of time you intend to hold your shares of the Fund.

The following is additional information about Class C shares:

Dealer Commission. The Distributor may pay a commission of up to 1% of the amount invested to dealers who sell Class C shares.

No Automatic Conversion Feature. There is no automatic conversion feature as there is for Class B shares, making your investment subject to higher distribution fees for an indefinite period of time, and potentially costing you more than owning Class A or Class B shares.

Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class C shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

Each class has advantages and disadvantages for different investors. You should choose the class that best suits your circumstances and objectives.

A NOTE ON CONTINGENT DEFERRED SALES CHARGES

For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first (e.g., shares acquired through reinvestment of distributions and shares held longer than the required holding period), followed by shares that you have owned the longest. All CDSCs will be waived on redemptions of shares following the death or disability of a shareholder or to meet the requirements of certain qualified retirement plans. See the SAI for more information.

CLASS I SHARES

The Fund also offers Class I shares, which are described in a separate prospectus and are available for purchase only by certain investors. The Class I shares do not have a front-end sales load or a CDSC, and are not subject to distribution plan expenses. To obtain the prospectus that describes the Fund’s Class I shares, contact the Fund or the Distributor by writing to the address, or by calling the telephone number, listed on the back cover of this prospectus.

PURCHASE MINIMUMS

You may open an account with the Fund with a minimum investment of $1,000. Additional investments must be at least $250. We are free to reject any purchase order, and we reserve the

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right to waive or change these minimum investment requirements.

You can purchase the Fund’s shares through authorized dealers, other financial intermediaries or directly through the Distributor. For accounts opened directly with the Fund, a completed and signed subscription agreement is required.

FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or federal reserve wire of federal funds.

PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund and share class

•	name(s) in which shares are to be registered

•	address

•	social security or tax identification number (where applicable)

•	dividend payment election

•	amount to be wired

•	name of the wiring bank

•	name and telephone number of the person to be contacted in connection with the order

The Transfer Agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA #011000028

Account: DDA #99055287

Attn: Cohen & Steers Global Realty Shares, Inc.

For further credit to: (Account Name)

Account Number: (provided by Transfer Agent)

3. Complete the subscription agreement included in this prospectus and mail it to the Transfer Agent:

Boston Financial Data Services

Attn: Cohen & Steers Funds

P.O. Box 8123

Boston, Massachusetts 02266-8123

Initial Purchase By Mail

1. Complete the subscription agreement included in this prospectus.

2. Mail the subscription agreement and a check in at least the required minimum amount (see Purchase Minimums above), payable to the Fund, to the Transfer Agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund and share class

•	account number

•	amount to be wired

•	name of the wiring bank

•	name and telephone number of the person to be contacted in connection with the order

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase

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Minimums above) in federal funds to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA #011000028

Account: DDA #99055287

Attn: Cohen & Steers Global Realty Shares, Inc.

For further credit to: (Account Name)

Account Number: (provided by Transfer Agent)

Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see Purchase Minimums above). Write your Fund account number on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.

Purchase by ACH

You may purchase additional shares of the Fund by automated clearing house (ACH). To elect the Auto-Buy option, select it on your subscription agreement or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the pre-authorized automatic investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

PURCHASES THROUGH DEALERS AND INTERMEDIARIES

You may purchase the Fund’s shares through selected authorized dealers and other financial intermediaries. These entities are responsible for promptly transmitting purchase orders to the Distributor and may impose transaction fees that are in addition to the sales charges or any other charges described in this prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about any additional charges that may apply.

PURCHASES THROUGH THE DISTRIBUTOR

You may also purchase shares of the Fund directly through the Distributor by mailing a check made payable to Cohen & Steers Global Realty Shares, Inc. along with the completed subscription agreement to Cohen & Steers Global Realty Shares, Inc. c/o Boston Financial Data Services, P.O. Box 8123, Boston, Massachusetts 02266-8123. The Distributor will deduct any applicable sales charge from your payment.

AUTOMATIC INVESTMENT PLAN

The Fund’s automatic investment plan (the plan) provides a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this plan, please refer to the automatic investment plan section of the subscription agreement included in this prospectus or contact your dealer. The market value of the Fund’s shares may fluctuate, and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the plan at any time by notifying the Fund by mail or telephone at the address or number on the back cover of this prospectus.

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EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of the other Cohen & Steers open-end funds provided that you meet applicable investment minimums. If you exchange Fund shares for shares of another Cohen & Steers open-end fund that imposes sales charges you must exchange into shares of the same class of such other fund. In computing the holding period for the purposes of the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by the permitted exchange assuming you exchange into shares of the same class. If you exchange Fund shares for shares of another Cohen & Steers fund that does not impose any sales charges or for shares of SSgA Money Market Fund (described below), then that exchange will be subject to any applicable CDSCs. Similarly, if you exchange shares of another Cohen & Steers fund that does not impose any sales charges or exchange shares of SSgA Money Market Fund for shares of the Fund, then that exchange will be subject to applicable initial sales charges.

The Fund will charge a 2.00% redemption fee on certain Class A exchange transactions. See How to Sell Fund Shares—Payment of Redemption Proceeds.

The Fund also makes available for exchange shares of SSgA Money Market Fund, which is advised by State Street Bank and Trust Company. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See Additional Information—Tax Considerations. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers and other financial intermediaries may limit or prohibit your right to use the exchange privilege and may charge you a fee for exchange transactions placed through them.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or revoke the exchange privilege for all shareholders upon 60 days prior written notice, and this privilege may be revoked immediately with respect to any shareholder if the Fund believes that the shareholder is engaged in, or has engaged in, market timing or other abusive trading practices. For additional information concerning exchanges, or to make an exchange, please call the Transfer Agent at (800) 437-9912.

HOW TO SELL FUND SHARES

You may sell or redeem your shares through authorized dealers or through the Transfer Agent. If your shares are held by your dealer or intermediary in “street name,” you must redeem your shares through that dealer or intermediary.

Redemptions Through Dealers and Other Intermediaries

If you have an account with an authorized dealer or other intermediary, you may submit a redemption request to such dealer or intermediary. They are responsible for promptly transmitting redemption requests to the Distributor. Dealers and intermediaries may impose charges for handling redemption transactions placed through them that are in addition to the sales charges or any other charges described in this prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should

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contact your dealer or intermediary for more information about additional charges that may apply.

Redemption By Telephone

To redeem shares by telephone, call the Fund’s Transfer Agent at (800) 437-9912. In order to be honored at that day’s price, we must receive any telephone redemption requests by the close of trading on the NYSE that day, generally 4:00 p.m., eastern time. If we receive your telephone redemption request after the close of trading on the NYSE, your redemption request will be honored at the next day’s price.

If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all of the account’s registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that any telephonic redemption instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or terminate the telephone redemption and exchange privilege at any time on 30 days notice to shareholders.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the Transfer Agent:

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Attn: Cohen & Steers Global Realty Shares, Inc.

A written redemption request must:

•	state the number of shares or dollar amount to be redeemed

•	identify your account number and tax identification number

•	be signed by each registered owner exactly as the shares are registered

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.

For redemption made by corporations, executors, administrators or guardians, the Transfer Agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the Transfer Agent at 800-437-9912.

The Transfer Agent will not consider your redemption request to be properly made until it receives all required documentation in proper form.

Other Redemption Information

Payment of Redemption Proceeds. The Fund will normally send you redemption proceeds by check. However, if you made the election on the subscription agreement to receive redemption proceeds by wire, the Fund will send you the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The Transfer Agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.

The Fund will charge a redemption fee of 2.00% of the value of any Class A shares redeemed or exchanged within 60 days of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions). For purposes of calculating the

21

redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee does not apply in the following circumstances: (i) redemptions of shares held in certain omnibus accounts, including retirement, pension, profit sharing and other qualified plans, as well as bank or trust company accounts, (ii) redemptions of shares held through firm-sponsored, discretionary asset allocation or wrap programs that utilize a regularly scheduled automatic rebalancing of assets and that the Fund determines are not designed to facilitate short-term trading, (iii) redemptions of shares due to the death or disability of a stockholder, (iv) redemptions of shares in connection with required distributions and certain other transactions in an individual retirement account or qualified retirement plan and (v) redemptions of shares by certain other accounts in the absolute discretion of the Fund when a shareholder can demonstrate hardship. The Fund reserves the right to modify or eliminate these waivers at any time.

In addition to the circumstances noted above, the Fund reserves the right to grant additional waivers based on such factors as operational limitations, contractual limitations and further guidance from the SEC or other regulators.

If your shares are held through a financial intermediary in an omnibus or other group account, the Fund relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts. The application of redemption fees and exemptions may vary and certain intermediaries may not apply the exceptions listed above. If you invest through a financial intermediary, please contact your intermediary for more information regarding when redemption fees will be applied to the redemption of your shares.

Signature Guarantee. You may need to have your signature guaranteed in certain situations, such as:

•	written requests to wire redemption proceeds (if not previously authorized on the Subscription Agreement)

•	sending redemption proceeds to any person, address or bank account not on record

•	transferring redemption proceeds to a Cohen & Steers fund account with a different registration (name/ownership) from yours

•	establishing certain services after the account is opened

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the Fund. The Fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Redemption of Small Accounts.

If your Fund account has a value of $1,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $1,000 (the minimum purchase amount) or more and avoid having the Fund automatically liquidate your account.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund is designed for long-term investors. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of a fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance.

Because of potential harm to the Fund and its long-term investors, the board of directors of the Fund has adopted policies and procedures to

22

discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the Advisor monitors purchase, exchange and redemption activity in Fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the Fund’s shares. Therefore, there are no specific restrictions on the volume or number of purchases, exchanges or redemptions of Fund shares a shareholder may make, although the Fund reserves the right to reject or refuse any purchase request (including those that are part of exchange activity) that could adversely affect the Fund or its operations. If, based on these procedures, the Advisor believes that a shareholder is engaged in, or has engaged in, market timing or excessive trading, we may place a temporary or permanent block on all further purchases or exchanges of Fund shares.

Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.

In addition, the Fund charges a 2.00% redemption fee on certain redemptions, and this fee is intended to compensate the Fund for the costs that short-term investors impose. The Fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.

Due to the complexity and subjectivity involved in identifying excessive trading and market timing activity, there can be no guarantee that the Fund will be able to identify and restrict such activity in all cases. Additionally, the Fund is unable to directly monitor the trading activity of beneficial owners of Fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect excessive share trading activity through omnibus accounts is limited, and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in excessive trading activity through omnibus accounts or to curtail such trading. The Fund anticipates that beginning October 16, 2007, pursuant to rules recently adopted by the SEC, the Fund will generally have access to information about trading activity within omnibus accounts so that the Fund will be able to more effectively monitor trading practices in these accounts.

In certain circumstances the Fund may accept frequent trading restrictions of intermediaries that differ from the Fund’s policies. Since such intermediaries execute or administer transactions with many fund families, it may be impractical for them to enforce a particular fund’s frequent trading or exchange policy. These alternate trading restrictions would be authorized only if the Fund believes that the alternate restrictions would provide reasonable protection to the Fund and its shareholders.

ADDITIONAL INFORMATION

DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a distribution plan) which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under this plan, the Fund pays the

Distributor a quarterly distribution fee at an annual rate of up to 0.25% of average daily value of the Fund’s net assets attributable to the Class A

23

shares and 0.75% of the average daily value of the Fund’s net assets attributable to the Class B and Class C shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor is obligated to use the amounts received under the distribution plan for payments to qualifying dealers for their assistance in the distribution of the Fund’s shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors. Payments received under the distribution plan with respect to Class A and Class C shares will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of the Distributor. Payments received with respect to Class B shares may be used for these purposes. The Distributor bears distribution expenses to the extent they are not covered by payments under the distribution plan. Any distribution expenses incurred by the Distributor in any fiscal year of the Fund, which are not reimbursed from payments under the distribution plan accrued in such fiscal year, will not be carried over for payment under the distribution plan in any subsequent year.

SHAREHOLDER SERVICES PLAN

The Fund has adopted a shareholder services plan which provides that the Fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the Fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the Fund’s Class A shares and up to 0.25% of the average daily net asset value of the Fund’s Class B and Class C shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Fund, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Fund or a shareholder may request.

OTHER COMPENSATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. Please contact your dealer or intermediary for details about payments it may receive. For further information, please consult the SAI.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and pay dividends from its investment income semi-annually. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer Agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elect to have them paid to you in cash.

24

TAX CONSIDERATIONS

The following brief tax discussion assumes you are a U.S. shareholder. This discussion offers only a brief outline of the federal income tax consequences of investing in the Fund and is based on the federal tax laws in effect on the date hereof. Such tax laws are subject to changes by legislative, judicial or administrative action, possibly with retroactive effect. In the SAI we have provided more detailed information regarding the tax consequences of investing in the Fund.

Dividends paid to you out of the Fund’s “investment company taxable income” as that term is defined in the Code, determined without regard to the deduction for dividends paid, will be taxable to you as ordinary dividend income. If a portion of the Fund’s income consists of dividends paid by U.S. corporations (other than REITs), a portion of the dividends paid by the Fund may be eligible for the corporate dividends received deduction. In addition, for taxable years beginning on or before December 31, 2010, distributions of investment company taxable income designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both you and the Fund. Dividend income that the Fund receives from U.S. REITs will generally not be treated as qualified dividend income. The Fund does not expect a significant portion of Fund distributions to be eligible for the dividends received deduction or derived from qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. A distribution of an amount in excess of the Fund’s earnings is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your tax basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or redeem your Fund shares, or exchange them for shares of another Cohen & Steers open-end fund, you may realize a capital gain or loss (provided the shares are held as a capital asset) which will be long-term or short-term, depending on your holding period for the shares.

We may be required to withhold U.S. federal income tax from all taxable distributions payable if you:

•	fail to provide us with your correct taxpayer identification number;

•	fail to make required certifications; or

•	have been notified by the IRS that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

The Fund has elected to be treated as, and intends to qualify each year as, a regulated investment company under U.S. federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deductions for dividends paid) and net tax-exempt interest, the Fund will not be required to pay U.S. federal income taxes on any income it distributes to shareholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for

25

the one-year period ending on December 31 of such calendar year, plus any ordinary income and capital gain net income from previous years that was not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax. If in any taxable year the Fund fails to qualify as a regulated investment company under the Code, the Fund will be taxed in the same manner as an ordinary corporation and distributions to shareholders will not be deductible by the Fund in computing its taxable income.

Fund distributions also may be subject to state and local taxes.

You should consult with your own tax advisor regarding the particular consequences of investing in the Fund.

PRIVACY POLICY*

In the course of doing business with Cohen & Steers, you may share personal information with us. We are committed to maintaining the privacy of this information and recognize the importance of preventing unauthorized access to it. You may provide personal information (such as your address and social security number) on subscription agreements and requests for forms or other literature and through account transactions with us (such as purchases, sales and requests for account balances). You may also provide us with this information through written, electronic and telephone account inquiries.

We do not sell personal information about current and former customers to anyone, and we do not disclose it unless necessary to process a transaction, service an account or as otherwise required or permitted by law. For example, we may disclose information to companies that perform administrative services for Cohen & Steers, such as transfer agents, or printers that assist us in the distribution of investor materials. These organizations will use this information only for purposes of providing the required services or as otherwise may be required by law. We may also share personal information within the Cohen & Steers family of companies to provide you with additional information about our products and services.

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Cohen & Steers, we restrict access to your personal information to those employees who need it to perform their jobs, such as servicing your account or informing you of new products and services.

The accuracy of your personal information is important. If you need to correct or update your personal or account information, please call us at 800-330-7348. We will be happy to review, correct or update your personal or account information.

*	This privacy policy applies to the following Cohen & Steers companies: Cohen & Steers Capital Management, Inc., Cohen & Steers Securities, LLC, Cohen & Steers Capital Advisors, LLC and the Cohen & Steers funds.

26

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund’s Class A, B and C shares since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). These financial highlights, with the exception of the information presented for the six months ended June 30, 2007, have been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s audited financial statements, are included in the Fund’s current annual report, which is available free of charge upon request. Prior to September 28, 2007, the Fund’s name was “Cohen & Steers Realty Focus Fund, Inc.” and its investment objective was maximum capital appreciation over the long-term through investment primarily in a limited number of REITs and other real estate oriented companies; investments in foreign issuers were limited to 20% of its total assets.

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended June 30, 2007 (unaudited)		For the Year Ended December 31,		For the Period September 30, 2004(a) through December 31, 2004
Per Share Operating Performance:			2006	2005
Net asset value, beginning of period	$69.88		$58.90	$52.96	$45.82

Income (loss) from investment operations:
Net investment income	0.01		0.42	0.49 (b)	0.22	(b)
Net realized and unrealized gain (loss) on investments	(4.53)		18.12	6.74	7.53

Total from investment operations	(4.52)		18.54	7.23	7.75

Less dividends and distributions to shareholders from:
Net investment income	(0.66)		(0.42)	(1.26)	(0.61)
Net realized gain on investments	—		(6.51)	(0.10)	—
Tax return of capital	—		(0.64)	—	—

Total dividends and distributions to shareholders	(0.66)		(7.57)	(1.36)	(0.61)

Redemption fees retained by the fund	0.02		0.01	0.07	—

Net increase (decrease) in net asset value	(5.16)		10.98	5.94	7.14

Net asset value, end of period	$64.72		$69.88	$58.90	$52.96

Total investment return(c)	–6.46	%(d)	32.14%	13.87%	16.93	%(d)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$62.4		$60.3	$25.7	$3.1

Ratio of expenses to average daily net assets (before expense reduction)	1.51	%(e)	1.61%	1.84%	3.07	%(e)

Ratio of expenses to average daily net assets (net of expense reduction)	1.51	%(e)	1.61%	1.65%	1.65	%(e)

Ratio of net investment income to average daily net assets (before expense reduction)	0.03	%(e)	0.59%	0.67%	0.31	%(e)

Ratio of net investment income to average daily net assets (net of expense reduction)	0.03	%(e)	0.59%	0.87%	1.73	%(e)

Portfolio turnover rate.	104	%(d)	109%	158%	180	%(d)

(a)	Initial offering of shares.

(b)	Calculation based on average shares outstanding.

(c)	Does not reflect sales charges, which would reduce return.

(d)	Not annualized.

(e)	Annualized.

27

	Class B
Per Share Operating Performance:	For the Six Months Ended June 30, 2007 (unaudited)		For the Year Ended December 31,			For the Period September 30, 2004(a) through December 31, 2004
			2006	2005
Net asset value, beginning of period	$69.65		$58.74	$52.92		$45.82

Income (loss) from investment operations:
Net investment income (loss)	(0.22)		—	(0.22	)(b)	0.20	(b)
Net realized and unrealized gain (loss) on investments	(4.50)		18.04	7.03		7.47

Total from investment operations	(4.72)		18.04	6.81		7.67

Less dividends and distributions to shareholders from:
Net investment income	(0.43)		—	(0.94)		(0.57)
Net realized gain on investments	—		(6.51)	(0.10)		—
Tax return of capital	—		(0.64)	—		—

Total dividends and distributions to shareholders	(0.43)		(7.15)	(1.04)		(0.57)

Redemption fees retained by the fund	0.02		0.02	0.05		—

Net increase (decrease) in net asset value	(5.13)		10.91	5.82		7.10

Net asset value, end of period	$64.52		$69.65	$58.74		$52.92

Total investment return(c)	–6.78	%(d)	31.29%	12.99%		16.77	%(d)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.6		$3.6	$1.5		$0.7

Ratio of expenses to average daily net assets (before expense reduction)	2.16	%(e)	2.26%	2.56%		4.07	%(e)

Ratio of expenses to average daily net assets (net of expense reduction)	2.16	%(e)	2.26%	2.30%		2.30	%(e)

Ratio of net investment income (loss) to average daily net assets (before expense reduction)	(0.62	)%(e)	0.00%	(0.65)%		(0.19	)%(e)

Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	(0.62	)%(e)	0.00%	(0.39)%		1.58	%(e)

Portfolio turnover rate	104	%(d)	109%	158%		180	%(d)

(a)	Initial offering of shares.

(b)	Calculation based on average shares outstanding.

(c)	Does not reflect sales charges, which would reduce return.

(d)	Not annualized.

(e)	Annualized.

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	Class C
	For the Six Months Ended June 30, 2007 (unaudited)		For the Year Ended December 31,			For the Period September 30, 2004(a) through December 31, 2004
Per Share Operating Performance:			2006	2005
Net asset value, beginning of period	$69.68		$58.78	$52.93		$45.82

Income (loss) from investment operations:
Net investment income (loss)	(0.22)		—	(0.19	)(b)	0.15	(b)
Net realized and unrealized gain (loss) on investments	(4.48)		18.04	7.03		7.53

Total from investment operations	(4.70)		18.04	6.84		7.68

Less dividends and distributions to shareholders from:
Net investment income	(0.43)		(0.01)	(0.94)		(0.57)
Net realized gain on investments	—		(6.51)	(0.10)		—
Tax return of capital	—		(0.64)	—		—

Total dividends and distributions to shareholders	(0.43)		(7.16)	(1.04)		(0.57)

Redemption fees retained by the fund	0.02		0.02	0.05		—

Net increase (decrease) in net asset value	(5.11)		10.90	5.85		7.11

Net asset value, end of period	$64.57		$69.68	$58.78		$52.93

Total investment return(c)	–6.76	%(d)	31.28%	13.07%		16.77	%(d)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$38.2		$38.2	$15.9		$3.0

Ratio of expenses to average daily net assets (before expense reduction)	2.16	%(e)	2.26%	2.54%		3.78	%(e)

Ratio of expenses to average daily net assets (net of expense reduction)	2.16	%(e)	2.26%	2.30%		2.30	%(e)

Ratio of net investment income (loss) to average daily net assets (before expense reduction)	(0.64	)%(e)	0.00%	(0.57)%		(0.31	)%(e)

Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	(0.64	)%(e)	0.00%	(0.33)%		1.17	%(e)

Portfolio turnover rate	104	%(d)	109%	158%		180	%(d)

(a)	Initial offering of shares.

(b)	Calculation based on average shares outstanding.

(c)	Does not reflect sales charges, which would reduce return.

(d)	Not annualized.

(e)	Annualized.

29

COHEN & STEERS GLOBAL REALTY SHARES, INC.

THE USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: when you open an account, we will ask you for your name, address, date of birth and other information that will allow us to identify you. This information will be verified to ensure the identity of all individuals opening a mutual fund account.

SUBSCRIPTION AGREEMENT

1	Account Type (Please print; indicate only one registration type)
☐	A. Individual or Joint Account*

	-	-
Name	Social Security Number**		Date of Birth

	-	-
Name of Joint Owner, if any	Social Security Number**		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien***:

Country of Citizenship

☐	B. Uniform Gifts/Transfers to Minors (UGMA/UTMA)

	-	-
Custodian’s name (only one permitted)	Social Security Number**		Date of Birth
	-	-
Minor’s name (only one permitted)	Social Security Number**		Date of Birth

under the Uniform Gifts/Transfers to Minors Act
(state residence of minor)

Citizenship of custodian:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

Citizenship of minor:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

☐	C. Trust, Corporation or Other Entity

Name of Trust, Corporation or Other Entity	Tax Identification Number**	Date of Trust Agreement

Check the box that describes the entity establishing the account:

☐	U.S. Financial Institution governed by a federal regulator.

☐	Bank governed by a U.S. state bank regulator.

☐	Corporation. Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange, American Stock Exchange or Nasdaq Stock Market. If so, please provide ticker symbol:

☐	Retirement plan governed by ERISA.

☐	Trust. Attach a copy of the Trust Agreement.

☐	Partnership. Attach a copy of Partnership Agreement.

☐	U.S. Government Agency or Instrumentality.

☐	Foreign correspondent account, foreign broker dealer or foreign private banking account.

☐	Other. Attach copy of document that formed entity or by laws or similar document.

Call (800) 437-9912 to see if additional information is required.

*	All joint registrations will be registered as “joint tenants with rights of survivorship” unless otherwise specified.
**	If applied for, include a copy of application for social security or tax identification number.
***	Nonresident aliens must include a copy of a government-issued photo ID with this application.

2	Authorized Persons
If you are establishing an account under 1C above as a (i) Corporation (non-publicly traded), (ii) Partnership, (iii) Trust or (iv) Other, information on each of the individuals authorized to effect transactions must be provided below:

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien**:

Country of Citizenship

(If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

*	If applied for, include a copy of application for social security number.
**	Nonresident aliens must include a copy of a government-issued photo ID with this application.

3	Address
(If mailing address is a post office box, a street address is also required. APO and FPO addresses will be accepted) Registrant Street Address

( )
Street	Home Telephone Number
( )
City and State Zip Code	Business Telephone Number

Mailing Address	City	State	Zip

Joint Registrant Street Address (required if different than Registrant Address above)

Address	City	State	Zip

4	Investment Information

Class of shares (please check one):    ☐  A     ☐  C

    (Class A purchased if no box checked)

$                          Amount to invest ($1,000 minimum investment). Do not send cash. Investment will be paid for by

(please check one):

☐	Check or draft made payable to “Cohen & Steers Global Realty Shares, Inc.”

☐	Wire through the Federal Reserve System.*

*	Call (800) 437-9912 to notify the Fund of investments by wire and to obtain an account number. See the Purchase of Fund Shares section of the prospectus for wire instructions.

5	Automatic Investment Plan

A.	The automatic investment plan makes possible regularly scheduled monthly purchases of Fund shares. The Fund’s Transfer Agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account and used to purchase shares of the Fund.

Please debit $                            from my checking account beginning on                            *.

(Month)

Please debit my account on (check one):  ☐  1st of Month        ☐  15th of Month

B.	☐ Check here to establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having money ($100 minimum) deducted from your checking account.*

*	To initiate the automatic investment plan or the Auto-Buy option, section 10 of this subscription agreement must be completed.

Please continue application on reverse side.

6	Reduced Sales Charge (Class A Only)

Aggregating Accounts or Rights of Accumulation

☐	I apply for Aggregating Accounts reduced sales charges based on the following accounts:

☐	I apply for Rights of Accumulation reduced sales charges based on the following accounts:

Account Name	Social Security Number
1.	-	-

2.	-	-

3.	-	-

Letter of Intention

☐	I am already investing under an existing Letter of Intention.

☐	I agree to the Letter of Intention provisions in the Fund’s current prospectus. During a 12 month period, I plan to invest a dollar amount of at least: ☐ $100,000 ☐ $250,000 ☐ $500,000 ☐ $1,000,000

Net Asset Value Purchase

☐	I certify that I qualify for an exemption from the sales charge by meeting the conditions set forth in the prospectus.

7	Exchange Privileges

Exchange privileges will be automatically granted unless you check the box below. Stockholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the Exchange Privilege section of the prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

☐	I decline the exchange privilege.

8	Redemption Privileges

Stockholders may select the following redemption privileges by checking the box(es) below. See How to Sell Fund Shares section of the prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

☐	I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund’s current prospectus.

☐	I wish to have redemption proceeds paid by wire (please complete Section 10).

9	Distribution Options

Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

Dividends	☐ Reinvest.	☐ Pay in cash.

Capital Gains	☐ Reinvest.	☐ Pay in cash.

☐	I wish to have my distributions paid by wire (please complete Section 10).

10	Bank of Record (for Wire Instructions and/or Automatic Investment Plan)

Please attach a voided check from your bank account.

Bank Name	Bank ABA Number

Street or P.O. Box	Bank Account Number

City and State Zip Code	Account Name

11	Signature and Certifications

(a)	By signing this agreement, I represent and warrant that:

(1)	I have the full right, power, capacity and authority to invest in the Fund;

(2)	I am of legal age in my state of residence or am an emancipated minor;

(3)	All of the information on this agreement is true and correct; and

(4)	I will notify the Fund immediately if there is any change in this information.

(b)	I have read the current prospectus of the Fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the Fund’s prospectus as in effect from time to time. Further, I agree that the Fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the Fund may rely on the instructions of any one account owner unless all owners specifically instruct the Fund otherwise.

(c)	If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

(1)	The taxpayer identification number and tax status shown on this form are correct.

(2)	I am not subject to backup withholding because:

•	I am exempt from backup withholding, or

•	I have not been notified by the Internal Revenue Service (“IRS”) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or

•	The IRS has notified me that I am no longer subject to backup withholding.

Note: If you have been notified by the IRS that you are currently subject to backup withholding because of under-reporting interest or dividends on your tax return, you must cross out this Item 2.

(3)	I am a U.S. person (including resident alien).

(d)	If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

(1)	Indicate country of residence for tax purposes
Under penalty of perjury, I certify that I am not a U.S. citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(e)	Additional Certification:

(1)	Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

(2)	I agree to provide such information and execute and deliver such documents as the Fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

x		x

Signature* (Owner, Trustee, Etc.)	Date	Signature* (Joint Owner, Co-Trustee)	Date

Name and Title

*	If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian’s name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

For Authorized Dealer Use Only

We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the subscription agreement and agree to notify the Transfer Agent of any purchases made under a Letter of Intention, Rights of Accumulation or Aggregating Accounts. If the subscription agreement includes a telephone redemption privilege, we guarantee the signature(s) above.

Dealer’s Name	Dealer Number

Main Office Address	Branch Number

Representative’s Name	Rep. Number

( )

Branch Address	Telephone Number

Authorized Signature of Dealer	Date

TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers Global Realty Shares, Inc., the following documents are available to you without any charge either upon request or at http://www.cohenandsteers.com:

•

Annual/Semi-Annual Reports—Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year.

•

Statement of Additional Information—Additional information about the Fund’s investments, structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into this prospectus and is legally considered to be part of the prospectus.

To request a free copy of any of the materials described above, as well as other information, or to make any other inquiries, please contact us:

By telephone By mail	(800) 437-9912 Cohen & Steers Global Realty Shares, Inc. c/o Boston Financial Data Services P.O. Box 8123 Boston, Massachusetts 02266-8123
By e-mail	marketing@cohenandsteers.com
On the Internet	http://www.cohenandsteers.com

This information may also be available from your broker or financial advisor. In addition, other information about the Fund (including the Fund’s SAI) may be obtained from the SEC:

•

By going to the SEC’s Public Reference Room in Washington, D.C., where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850.

•	By accessing the SEC’s Internet site at http://sec.gov where you can view, download and print the information.

•

By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Upon payment of a duplicating fee, copies of the information will be sent to you.

280 PARK AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-08059

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement amendment filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

280 PARK AVENUE

NEW YORK, NEW YORK 10017

CLASS I SHARES

PROSPECTUS

Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

Telephone: (212) 832-3232

Transfer Agent

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Telephone: (800) 437-9912

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND’S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A CRIME.

SEPTEMBER 28, 2007

COHEN & STEERS GLOBAL REALTY SHARES, INC.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of Cohen & Steers Global Realty Shares, Inc. (the Fund) is total return through investment in global real estate equity securities. In pursuing total return, the Fund seeks both capital appreciation and current income. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so.

The Fund invests at least 80%, and normally substantially all, of its net assets in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies. Real estate equity securities include common stocks, preferred stocks and other equity securities issued by real estate companies, including real estate investment trusts (REITs) and similar REIT-like entities.

A real estate company generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests and revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders. As a result, REITs generally pay a higher dividend than other types of companies, although dividends paid by U.S. REITs will not generally be eligible to qualify as “qualified dividend income.” Some countries have a REIT structure very similar to the United States. Other countries have REIT structures that are different from the U.S. in terms of tax requirements/benefits or scope of qualifying business activities. In addition, there are other countries that have not adopted a REIT structure in any form, although some of these countries are considering adopting a REIT structure. The Fund may invest a significant percentage of its portfolio in REITs and REIT-like entities. However, the Fund may also invest a significant percentage of its portfolio in other real estate companies.

Under normal market conditions, the Fund will invest significantly (at least 40%—unless market conditions are not deemed favorable by Cohen & Steers Capital Management, Inc. (the Advisor), in which case the Fund would invest at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. For temporary defensive purposes, the Fund may invest as described below under Investment Objective, Principal Investment Strategies and Related Risks—Additional Investment Information—Defensive Positions. The Fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

WHO SHOULD INVEST

The Fund may be suitable for you if you are seeking:

•	to add exposure to global real estate equity securities to your portfolio
•	a fund that may perform differently than other types of stock or bond funds because of its focus on dividend paying equity securities issued by global real estate companies

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•	a fund offering the potential for both current income and long-term capital growth

The Fund is designed for long-term investors. The Fund will take reasonable steps to identify and reject orders from market timers. In addition, the Fund will charge a redemption fee on certain redemptions and exchanges. See How to Purchase and Sell Fund Shares—Frequent Purchases and Redemptions of Fund Shares and—How to Sell Fund Shares.

PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the REIT shares and other real estate securities owned by the Fund. The value of these equity securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Markets and REIT Risk. Additionally, since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management.

Foreign Securities (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Smaller Companies. Even the larger real estate companies tend to be small- to medium-sized companies in relation to the equity markets as a whole. Real estate company shares therefore can be more volatile than, and will perform differently from, larger company stocks. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company’s stock price than is the case for a larger company.

Emerging Markets Risk. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. A small number of companies representing a limited number of industries may account for a significant percentage of an emerging country’s overall market and trading volume. Emerging market countries may have political and social uncertainties, and their economies may be over-dependent on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices. Emerging market countries may have overburdened infrastructure and obsolete or unseasoned financial systems, environmental problems, less developed legal systems and less reliable custodial services and settlement practices.

Foreign Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of

2

foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Non-Diversification. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a more diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HISTORICAL FUND PERFORMANCE

You should review the following information regarding the past performance of the Class I shares of the Fund. It shows how the Fund’s investment return can change from year to year and how the Fund’s returns can vary from the performance of selected broad market indexes over various time periods. This information is intended to give you some indication of the risk associated with an investment in the Fund. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.

Prior to September 28, 2007, the Fund’s name was “Cohen & Steers Realty Focus Fund, Inc.” and its investment objective was maximum capital appreciation over the long-term through investment primarily in a limited number of REITs and other real estate-oriented companies; investments in foreign issuers were limited to 20% of its total assets.

This chart shows the total return for the Fund’s Class I shares for each full calendar year since Class I shares commenced operations, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Highest quarterly return during this period:    29.30% (quarter ended December 31, 1999)

Lowest quarterly return during this period:   –24.69% (quarter ended September 30, 1998)

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This table shows the average annual total returns of the Class I shares of the Fund for the past year, the past five years and the period since the Class I shares commenced operations, and compares these returns with the performance of two indexes. Index performance does not reflect deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns*

(for periods ended December 31, 2006)

	1 Year	5 Years	Since Inception***
Return Before Taxes	32.62%	27.61%	16.62%
Return After Taxes on Distributions	29.15%	25.71%	14.95%
Return After Taxes on Distributions and Sale of Fund Shares	22.00%	23.47%	13.83%
FTSE NAREIT Equity REIT Index**†	35.06%	23.20%	15.26%
S&P 500® Index**	15.80%	6.20%	7.52%

*	The Fund’s returns as shown are net of fee waivers and/or expense reimbursements agreed to by the Advisor. Absent these arrangements, returns would have been lower.

**	The FTSE NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantely in the equity ownership of real estate. The index is designed to reflect the performance of all publically traded equity REITs as a whole. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance. Performance figures include reinvestment of income dividends and, for the Fund only, capital gains distributions. You should note that the Fund is a professionally managed mutual fund while the indexes are unmanaged, do not reflect deductions for fees, expenses or taxes and are not available for investment.

***	The inception date of the Class I shares of the Fund was May 8, 1997.

†	Prior to January 4, 1999, the NAREIT Equity REIT Index was published monthly. Total returns and cumulative values are calculated from the date nearest the inception for which comparable performance data exists.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	None
Redemption Fee (as a percentage of redemption proceeds; also imposed on exchanges)	2.00% during the first 60 days; 0% thereafter

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	0.90%
Other Expenses(1)	0.41%

Total Annual Fund Operating Expenses(1)	1.31%
Fee Waiver and Expenses Reimbursement(2)	0.01%

Net Expenses(2)	1.30%

(1)	“Other Expenses” and “Total Annual Fund Operating Expenses” have been adjusted to reflect anticipated increases in operating expenses associated with increased investments in foreign securities in connection with changes to the Fund’s investment objective and strategies effective September 28, 2007.
(2)	Through December 31, 2007, the Advisor has agreed to contractually waive its management fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the total annual Fund operating expenses of Class I shares to 1.30%.

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EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of those periods. In addition, the example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the Advisor did not reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$132	$412	$713	$1,568

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES

AND RELATED RISKS

OBJECTIVE

The investment objective of the Fund is total return through investment in global real estate equity securities. In pursuing total return, the Fund seeks both capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective. The Fund, of course, will concentrate its investments in the real estate industry.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80%, and normally substantially all, of its net assets in a portfolio of equity securities issued by U.S. and non-U.S. real estate companies.

In managing the Fund’s portfolio, the Advisor adheres to an integrated, bottom-up, relative value investment process. A proprietary valuation model ranks real estate securities on price-to-net asset value (NAV), which the Advisor believes is the primary determinant of real estate security valuation, and guides a bottom-up portfolio construction process. Analysts incorporate both quantitative and qualitative analysis in their NAV estimates. The company research process includes an evaluation of management, strategy, property quality, financial strength and corporate structure. In addition to the NAV model, portfolio managers may use secondary valuation tools including cash flow multiple/growth or discounted cash flow models. Judgments with respect to risk control, diversification, liquidity and other factors overlay the model’s output and drive the portfolio managers’ investment decisions.

The following are the Fund’s principal investment strategies. A more detailed description of the Fund’s investment policies and restrictions and more detailed information about the Fund’s investments are contained in the Fund’s statement of additional information (SAI).

Real Estate Companies

For purposes of the Fund’s investment objective and strategies, a real estate company is one that:

•	derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate

or

•	has at least 50% of its assets in such real estate

Under normal market conditions, the Fund will invest significantly (at least 40%—unless market conditions are not deemed favorable by the Advisor, in which case the Fund would invest at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial

5

amount of business outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. For temporary defensive purposes, the Fund may invest as described below under Additional Investment Information—Defensive Positions. The Fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

The equity securities in which the Fund invests can consist of:

•	common stocks (including REIT shares or shares of similar REIT-like entities)

•	rights or warrants to purchase common stocks

•	securities convertible into common stocks where the conversion feature represents, in the view of the Advisor, a significant element of the securities’ value

•	preferred stocks

Real Estate Investment Trusts

REITs are companies that own interests in real estate or in real estate related loans or other interests and revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gains for each taxable year). As a result, REITs tend to pay relatively higher dividends than other types of companies.

REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. The Fund invests primarily in equity REITs.

Foreign (Non-U.S.) Real Estate Securities

The Fund invests in non-U.S. real estate companies. These companies may have characteristics that are similar to a REIT. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. The Fund is not limited to investing in foreign-domiciled REIT-like entities, although it is expected that the Fund will invest a significant percentage of its portfolio in these types of entities.

Depositary Receipts

The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designated for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets.

6

ADDITIONAL INVESTMENT INFORMATION

In addition to the principal investment strategies described above, the Fund has other investment practices that are described here and in the SAI.

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Other Investments

The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

Defensive Position

When the Advisor believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objective by investing all or any portion of its assets in high-grade fixed income securities without regard to whether the issuer is a real estate company. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

Portfolio Turnover

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Advisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See Additional Information—Tax Considerations for more information.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. The Fund’s annual and semiannual reports, which are sent to shareholders and filed with the Securities and Exchange Commission (SEC), contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. The Fund also files its complete schedule of portfolio holdings with the SEC on Form N-Q as of the end of its first and third fiscal quarters. The Fund’s full portfolio holdings are published semi-annually in reports sent to stockholders and such reports are made available on http://www.cohenandsteers.com in the “Our funds” section, generally within 60 days after the end of each semi-annual period. The Fund also posts top 10 holdings quarterly on the website, within 30 days after the end of each quarter. The holdings information remains available until the next quarter’s holdings are posted on the website.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the Fund’s portfolio and the Fund’s price per share will vary based upon general market conditions and the value of the securities held in the Fund’s portfolio.

General Risks of Securities Linked to the Real Estate Market

The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to

7

the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate

•	risks related to general and local economic conditions

•	possible lack of availability of mortgage funds

•	overbuilding

•	extended vacancies of properties

•	increased competition

•	increases in property taxes and operating expenses

•	changes in zoning laws

•	losses due to costs resulting from the clean-up of environmental problems

•	liability to third parties for damages resulting from environmental problems

•	casualty or condemnation losses

•	limitations on rents

•	changes in neighborhood values and the appeal of properties to tenants

•	changes in interest rates

Thus, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the Code), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (1940 Act). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

General Risks of Foreign (Non-U.S.) Securities

In addition, the Fund may invest in foreign securities of companies in so-called “emerging markets” (or lesser developed countries). Investments in such securities are particularly speculative. Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

•	future foreign economic, financial, political and social developments;

•	different legal systems;

•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;

•	less governmental supervision;

•	regulation changes;

•	changes in currency exchange rates;

•	less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices;

•	high and volatile rates of inflation;

•	fluctuating interest rates;

•	different accounting, auditing and financial record-keeping standards and requirements; and

•	dividend income the Fund receives from these foreign securities may not be eligible for the special tax treatment applicable to qualified income

Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries,

8

have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;

•	confiscatory taxation;

•	difficulty in obtaining or enforcing a court judgment;

•	economic, political or social instability; and

•	diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•	growth of gross domestic product;

•	rates of inflation;

•	capital reinvestment;

•	resources;

•	self-sufficiency; and

•	balance of payments position.

To the extent the Fund’s investments are concentrated in a geographic region or country, the Fund will be subject, to a greater extent than if the Fund’s assets were less concentrated, to the risks of adverse changes in that region or country.

Emerging Markets Risk

The Fund is not limited in the extent to which it may invest in securities of companies domiciled in so-called “emerging markets” (or lesser developed countries). Investing in securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

As a result of these potential risks, the Advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Advisor, have had no or limited prior experience.

Foreign Currency Risk

Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies

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and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may engage in various investments that are designed to hedge the Fund’s foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

Smaller Companies

Even the larger real estate companies may be small- to medium-sized companies in relation to the equity markets as a whole. Real estate company shares therefore can be more volatile than, and perform differently from, those of larger company stocks. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company’s stock price than is the case for a larger company.

MANAGEMENT OF THE FUND

THE ADVISOR AND SUBADVISORS

Cohen & Steers Capital Management, Inc., located at 280 Park Avenue, New York, New York 10017, has been retained as the Fund’s investment advisor.

The Advisor, a registered investment advisor, was formed in 1986 and its current clients include pension plans and investment companies, including each of the open-end and closed-end Cohen & Steers funds. As of June 30, 2007, the Advisor managed approximately $34.6 billion in assets. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc. (CNS), a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol “CNS.”

The Advisor will be responsible for the overall management of the Fund’s portfolio and for the supervision and ongoing monitoring of the Fund’s subadvisors (the Subadvisors). Cohen & Steers Asia Limited (CNS Asia), with offices located at 12/F Citibank Tower, Citibank Plaza, No. 3 Garden Road, Central Hong Kong, provides investment research and advisory services with respect to Asia Pacific real estate securities and provides trade order execution services for the Fund. CNS Asia was formed in 2005. Cohen & Steers Europe S.A. (CNS Europe), with offices located at 166 Chausee de la Hulpe, Brussels, Belgium, provides investment advisory and research services to the Advisor in connection with managing the Fund’s investments in Europe. CNS Europe was formed in February 2000. Cohen & Steers UK Limited (CNS UK), with offices located at 21 Sackville Street, 4th Floor, London, W1S 3DN, U.K., provides investment advisory and research services to the Advisor and CNS Europe in connection with managing the Fund’s investments in Europe. CNS UK was formed in 2006. Each of the Subadvisors is a registered investment advisor and is a direct or indirect wholly-owned subsidiary of CNS. References in this prospectus to activities and responsibilities of the Advisor may be performed by one or more of the Subadvisors.

Under its investment advisory agreement with the Fund, the Advisor furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of

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the board of directors of the Fund. The Advisor performs certain administrative services for the Fund and provides persons satisfactory to the board of directors to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may also be directors, officers or employees of the Advisor. The Advisor also selects brokers and dealers to execute the Fund’s portfolio transactions.

For its services under the investment advisory agreement, the Fund pays the Advisor a monthly investment advisory fee at the annual rate of 0.90% of the average daily net asset value of the Fund. The fee is allocated to the Class I shares based on the proportionate share of that class’s average daily net asset value. Taking into account the investment advisory fees waived by the Advisor, the Fund’s effective investment advisory fee during 2006 was 0.90% of the Fund’s average daily net assets. The Advisor (not the Fund) pays the Subadvisors out of its investment advisory fees from the Fund.

In addition to this investment advisory fee, the Fund pays other operating expenses, which may include but are not limited to, administrative, transfer agency, custodial, legal and accounting fees.

A discussion regarding the board of directors’ basis for approving the investment advisory agreement is available in the Fund’s semi-annual report for the period ended June 30, 2007.

PORT FOLIO MANAGERS

The Fund’s portfolio managers are:

•

Martin Cohen—Mr. Cohen is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and vice president of Cohen & Steers Securities, LLC, the Fund’s Distributor.

•

Robert H. Steers—Mr. Steers is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and vice president of Cohen & Steers Securities, LLC, the Fund’s Distributor.

•

Joseph M. Harvey—Mr. Harvey is a vice president of the Fund. He joined the Advisor in 1992 and currently serves as president of the Advisor and CNS. Mr. Harvey also is the Advisor’s global chief investment officer.

•

James S. Corl—Mr. Corl is a vice president of the Fund. He joined the Advisor in 1997 and currently serves as executive vice president of the Advisor and CNS. Mr. Corl also is the chief investment officer for the Advisor’s real estate securities portfolios.

•

Scott Crowe—Mr. Crowe joined the Advisor in 2007 and currently serves as senior vice president and global research strategist. Prior to that, Mr. Crowe was an executive director at UBS and served as head of U.S. REITs and as a global strategist. He also worked at UBS Warburg as a real estate analyst.

•

W. Joseph Houlihan—Mr. Houlihan has been a managing director and co-chief executive officer of CNS Europe since 2000. Prior to that, he was a managing director at Security Capital Group in Brussels, Belgium.

•

Gerios J.M. Rovers—Mr. Rovers has been a managing director and co-chief executive officer of CNS Europe since 2000. Prior to that, he was a vice president at Security Capital Group in Brussels, Belgium.

•	Derek Cheung—Mr. Cheung has been with CNS Asia since 2005. Prior to joining the Advisor, Mr. Cheung was a securities research analyst with HSBC covering Asia Pacific real estate companies.

The Advisor and Subadvisors utilize a team-based approach in managing the Fund. Mr. Cohen, Mr. Steers and Mr. Harvey are the leaders of this team. Messrs, Corl, Houlihan, Rovers, Crowe and Cheung direct and supervise the execution of the Fund’s investment strategy, and lead and guide the other members of the Advisor’s investment team.

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The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Fund.

HOW TO PURCHASE AND SELL FUND SHARES

PRICING OF FUND SHARES

The price at which you can purchase and redeem the Fund’s Class I shares is the NAV of the shares next determined after we receive your order in proper form, less any redemption fee. Proper form means that your request includes the Fund name and your account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered on the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.

We calculate our NAV per share as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Thus, purchase and redemption orders must be received in proper form by the close of regular trading on the NYSE in order to receive that day’s NAV; orders received after the close of trading on the NYSE will receive the next day’s NAV. The Fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the Fund’s behalf. The Fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker’s designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. We determine NAV per share for the Class I shares by dividing the Class I’s share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of Class I shares then outstanding.

Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the Fund’s board of directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the Fund’s board of directors.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Because the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its shares, the value of the securities held in the Fund may change on days when you will not be able to purchase or redeem Fund shares.

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The Fund reserves the right to reject any purchase order and to withdraw or suspend the offering of shares at any time. The Fund may also request additional information from you in order to verify your identity. If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

TYPES OF SHAREHOLDERS QUALIFIED TO PURCHASE CLASS I SHARES

Class I shares are available for purchase only by:

•

investors who owned shares in the Fund prior to September 30, 2004 (Existing Shareholders). Existing Shareholders will be able to purchase additional shares in their existing accounts, but will not be able to open a new account unless they meet the initial minimum investment amount described in Purchase Minimums;

•

retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts (IRA) from such plans;

•	tax-exempt employee benefit plans of the Advisor or its affiliates and securities dealer firms with a selling agreement with the Distributor;

•	institutional advisory accounts of the Advisor or its affiliates and related employee benefit plans and rollover IRAs from such institutional advisory accounts;

•

a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Class I shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

•

registered advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; and

•	such other investors that qualify for the minimum purchase amount and are approved by the Distributor.

PURCHASE MINIMUMS

You may open an account with the Fund with a minimum investment of $1,000,000. Additional Class I investments must be at least $500. We reserve the right to change these minimum investment requirements.

You can purchase the Fund’s Class I shares through authorized dealers or directly through the Distributor. For accounts opened directly through the Distributor, a completed and signed subscription agreement is required for the initial account opened with the Fund.

ADDITIONAL CLASSES OFFERED

In addition to offering Class I shares, the Fund also offers Class A and Class C shares (and Class B shares through dividend reinvestment and permitted exchanges by existing Class B shareholders) which are described in a separate prospectus. To obtain a prospectus for these classes, contact the Transfer Agent using the address or phone numbers listed on the back cover of this prospectus.

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FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or federal reserve wire of federal funds.

PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund and share class

•	name(s) in which shares are to be registered

•	address

•	social security or tax identification number (where applicable)

•	dividend payment election

•	amount to be wired

•	name of the wiring bank

•	name and telephone number of the person to be contacted in connection with the order

The Transfer Agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA# 011000028

Account: DDA# 99055287

Attn: Cohen & Steers Global Realty Shares, Inc.

For further credit to: (account name)

Account Number: (provided by Transfer Agent)

3. Complete the subscription agreement included in this prospectus and mail it to the Transfer Agent:

Boston Financial Data Services

Attn: Cohen & Steers Funds

P.O. Box 8123

Boston, Massachusetts 02266-8123

Initial Purchase By Mail

1. Complete the subscription agreement included in this prospectus.

2. Mail the subscription agreement and a check in at least the required minimum amount (see Purchase Minimums above), payable to the Fund, to the Transfer Agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund

•	account number

•	amount to be wired

•	name of the wiring bank

•	name and telephone number of the person to be contacted in connection with the order

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) in federal funds to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA# 011000028

Account: DDA# 99055287

Attn: Cohen & Steers Global Realty Shares, Inc.

For further credit to: (account name)

Account Number: (provided by Transfer Agent)

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Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see Purchase Minimums above). Write your Fund account number on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.

Purchases by ACH

You may purchase additional shares of a fund you own by automated clearing house (ACH). To elect the Auto-Buy option, select it on your account application or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the pre-authorized automatic investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

PURCHASES THROUGH DEALERS AND INTERMEDIARIES

You may purchase the Fund’s shares through authorized dealers and other financial intermediaries. These entities are responsible for promptly transmitting purchase orders to the Distributor and may impose transaction fees that are in addition to any other fees described in this prospectus. Such fees may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about any additional fees that may apply.

PURCHASES THROUGH THE DISTRIBUTOR

You may also purchase shares of the Fund directly through the Distributor by mailing a check made payable to Cohen & Steers Global Realty Shares, Inc. along with the completed subscription agreement to Cohen & Steers Global Realty Shares, Inc. c/o Boston Financial Data Services, P.O. Box 8123, Boston, Massachusetts 02266-8123.

AUTOMATIC INVESTMENT PLAN

The Fund’s automatic investment plan (the plan) provides a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this plan, please refer to the automatic investment plan section of the subscription agreement included with this prospectus or contact your dealer. The market value of the Fund’s shares may fluctuate, and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying the Fund by mail or telephone at the address or number on the back cover of this prospectus.

EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of the other Cohen & Steers open-end funds. If you exchange Fund shares for shares of another multi-class Cohen & Steers open-end fund that you must exchange into shares of the same class of such other fund, except that Existing Shareholders must exchange into a share class other than Class I and will be subject to applicable sales charges.

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The Fund also makes available for exchange shares of SSgA Money Market Fund, which is advised by State Street Bank and Trust Company. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest.

The Fund will charge you a redemption fee of 2.00% on certain exchange transactions. See How to Sell Fund Shares—Payment of Redemption Proceeds.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See Additional Information—Tax Considerations. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers may limit or prohibit your right to use the exchange privilege and may charge you a fee for exchange transactions placed through them.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or revoke the exchange privilege for all shareholders upon 60 days prior written notice and this privilege may be revoked immediately with respect to any shareholder if the Fund believes that the shareholder is engaged in, or has been engaged in, market timing or other abusive. For additional information concerning exchanges, or to make an exchange, please call the Transfer Agent at (800) 437-9912.

HOW TO SELL FUND SHARES

You may sell or redeem your shares through your dealer or other financial intermediary or through the Transfer Agent. If your shares are held by your dealer or intermediary in ‘street name,’ you must redeem your shares through that dealer or intermediary.

Redemptions Through Dealers and Other Intermediaries.

If you have an account with an authorized dealer or other intermediary, you may submit a redemption request to such dealer or intermediary. They are responsible for promptly transmitting redemption requests to the Distributor. Dealers and intermediaries may impose charges for handling redemption transactions placed through them that are in addition to any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about additional charges that may apply.

Redemption By Telephone

To redeem shares by telephone, call the Fund’s Transfer Agent at (800) 437-9912. In order to be honored at that day’s price, we must receive any telephone redemption requests by the close of trading on the NYSE, generally 4:00 p.m., eastern time. If we receive your telephone redemption request after the close of trading on the NYSE, your redemption request will be honored at the next day’s price.

If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all of the account’s registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that any telephonic redemption instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these

16

procedures. We may modify or terminate the telephone redemption and exchange privilege at any time on 30 days notice to shareholders.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the Transfer Agent:

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Attn: Cohen & Steers Global Realty Shares, Inc.

A written redemption request must:

•	state the number of shares or dollar amount to be redeemed

•	identify your account number and tax identification number

•	be signed by each registered owner exactly as the shares are registered

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.

For redemption made by corporations, executors, administrators or guardians, the Transfer Agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the Transfer Agent at 800-437-9912.

The Transfer Agent will not consider your redemption request to be properly made until it receives all required documentation in proper form.

Other Redemption Information

Payment of Redemption Proceeds. Except as described below, the Fund will normally send you redemption proceeds by check. However, if you made the election on the subscription agreement to receive redemption proceeds by wire, the Fund will send you the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The Transfer Agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.

The Fund will charge a redemption fee of 2.00% of the value of shares redeemed or exchanged within 60 days of the time you purchased them (other than those shares acquired through reinvestment of dividends or other distributions). For purposes of calculating the redemption fee, shares that are held longer than 60 days, and shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee does not apply in the following circumstances: (i) redemptions of shares held in certain omnibus accounts, including retirement, pension, profit sharing and other qualified plans, as well as bank or trust company accounts, (ii) redemptions of shares held through firm-sponsored, discretionary asset allocation or wrap programs that utilize a regularly scheduled automatic rebalancing of assets and that the Fund determines are not designed to facilitate short-term trading, (iii) redemptions of shares due to the death or disability of a stockholder, (iv) redemptions of shares in connection with required distributions and certain other transactions in an individual retirement account or qualified retirement plan and (v) redemptions of shares by certain other accounts in the absolute discretion of the Fund when a shareholder can demonstrate hardship. The Fund reserves the right to modify or eliminate these waivers at any time.

In addition to the circumstances noted above, the Fund reserves the right to grant additional

17

waivers based on such factors as operational limitations, contracted limitations and further guidance from the SEC or other regulators.

If your shares are held through a financial intermediary in an omnibus or other group account, the Fund relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts. The application of redemption fees and exemptions may vary and certain intermediaries may not apply the exceptions listed above. If you invest through a financial intermediary, please contact your intermediary for more information regarding when redemption fees will be applied to the redemption of your shares.

Signature Guarantee. You may need to have your signature guaranteed in certain situations, such as:

•	written requests to wire redemption proceeds (if not previously authorized on the Subscription Agreement)

•	sending redemption proceeds to any person, address or bank account not on record

•	transferring redemption proceeds to a Cohen & Steers Fund account with a different registration (name/ownership) from yours

•	establishing certain services after the account is opened

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the Fund. The Fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Redemption of Small Accounts.

If your Fund account has a value of $100,000 or less as the result of any voluntary redemption ($2,000 or less for Existing Shareholders), we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $100,000 ($10,000 for Existing Shareholders) or more and avoid having the Fund automatically liquidate your account.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund is designed for long-term investors. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of a fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance.

Because of potential harm to the Fund and its long-term investors, the board of directors of the Fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the Advisor monitors purchase, exchange and redemption activity in Fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the Fund’s shares. Therefore, there are no specific restrictions on the volume or number of purchases, exchanges or redemptions of Fund shares a shareholder may make, although the Fund reserves the right to reject or refuse any purchase request (including those that are part of exchange activity) that could adversely affect the Fund or its operations. If, based on these procedures, the Advisor believes that a shareholder is engaged in, or has engaged in, market timing or excessive trading, we may place a temporary or permanent block on all further purchases or exchanges of Fund shares.

Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive

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trading, short-term market timing or other abusive trading practices.

In addition, the Fund charges a 2.00% redemption fee on certain redemptions and this fee is intended to compensate the Fund for the costs that short-term investors impose. The Fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.

Due to the complexity and subjectivity involved in identifying excessive trading and market timing activity, there can be no guarantee that the Fund will be able to identify and restrict such activity in all cases. Additionally, the Fund is unable to directly monitor the trading activity of beneficial owners of the Fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect excessive share trading activity through omnibus accounts is limited, and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in excessive trading activity through omnibus accounts or to curtail such trading. The Fund anticipates that beginning October 16, 2007, pursuant to rules recently adopted by the SEC, the Fund will generally have access to information about trading activity within omnibus accounts so that the Fund will be able to more effectively monitor trading practices in those accounts.

In certain circumstances the Fund may accept frequent trading restrictions of intermediaries that differ from the Fund’s policies. Since such intermediaries execute or administer transactions with many fund families, it may be impractical for them to enforce a particular fund’s frequent trading or exchange policy. These alternate trading restrictions would be authorized only if the Fund believes that the alternate restrictions would provide reasonable protection to the Fund and its shareholders.

ADDITIONAL INFORMATION

OTHER COMPENSATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. Please contact your dealer or intermediary for details about payments it may receive. For further information, please consult the SAI.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and pay dividends from its investment income semi-annually. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer Agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elect to have them paid to you in cash.

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TAX CONSIDERATIONS

The following brief tax discussion assumes you are a U.S. shareholder. This discussion offers only a brief outline of the federal income tax consequences of investing in the Fund and is based on the federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislation, judicial or administrative action, possibly with retroactive effect. In the SAI we have provided more detailed information regarding the tax consequences of investing in the Fund.

Dividends paid to you out of the Fund’s “investment company taxable income” as that term is defined in the Code, determined without regard to the deduction for dividends paid, will be taxable to you as ordinary dividend income. If a portion of the Fund’s income consists of dividends paid by U.S. corporations (other than REITs), a portion of the dividends paid by the Fund may be eligible for the corporate dividends received deduction. In addition, for taxable years beginning on or before December 31, 2010, distributions of investment company taxable income designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both you and the Fund. Dividend income that the Fund receives from U.S. REITs will generally not be treated as qualified dividend income. The Fund does not expect a significant portion of Fund distributions to be eligible for the dividends received deduction or derived from qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. A distribution of an amount in excess of the Fund’s earnings is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your tax basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or redeem your Fund shares, or exchange them for shares of another Cohen & Steers open-end fund, you may realize a capital gain or loss (provided the shares are held as a capital asset) which will be long-term or short-term, depending on your holding period for the shares.

We may be required to withhold U.S. federal income tax from all taxable distributions payable if you:

•	fail to provide us with your correct taxpayer identification number

•	fail to make required certifications

•	have been notified by the IRS that you are subject to backup withholding

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

The Fund has elected to be treated as, and intends to qualify each year as, a regulated investment company under federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax-exempt interest, the Fund will not be required to pay federal income taxes on any income it distributes to shareholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital

20

gain net income for the one-year period ending on December 31 of such calendar year, plus any ordinary income and capital gain net income from previous years that was not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax. If in any taxable year the Fund fails to qualify as a regulated investment company under the Code, the Fund will be taxed in the same manner as an ordinary corporation and distributions to shareholders will not be deductible by the Fund in computing its taxable income.

Fund distributions also may be subject to state and local taxes.

You should consult with your own tax advisor regarding the particular consequences of investing in the Fund.

PRIVACY POLICY*

In the course of doing business with Cohen & Steers, you may share personal information with us. We are committed to maintaining the privacy of this information and recognize the importance of preventing unauthorized access to it. You may provide personal information (such as your address and social security number) on subscription agreements and requests for forms or other literature and through account transactions with us (such as purchases, sales and requests for account balances). You may also provide us with this information through written, electronic and telephone account inquiries.

We do not sell personal information about current and former customers to anyone, and we do not disclose it unless necessary to process a transaction, service an account or as otherwise required or permitted by law. For example, we may disclose information to companies that perform administrative services for Cohen & Steers, such as transfer agents, or printers that assist us in the distribution of investor materials. These organizations will use this information only for purposes of providing the required services or as otherwise may be required by law. We may also share personal information within the Cohen & Steers family of companies to provide you with additional information about our products and services.

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Cohen & Steers, we restrict access to your personal information to those employees who need it to perform their jobs, such as servicing your account or informing you of new products and services.

The accuracy of your personal information is important. If you need to correct or update your personal or account information, please call us at 800-330-7348. We will be happy to review, correct or update your personal or account information.

*	This privacy policy applies to the following Cohen & Steers companies: Cohen & Steers Capital Management, Inc., Cohen & Steers Securities, LLC, Cohen & Steers Capital Advisors, LLC and the Cohen & Steers Funds.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor in Class I shares would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). These financial highlights, with the exception of the information presented for the six months ended June 30, 2007, have been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s audited financial statements, are included in the Fund’s current annual report, which is available free of charge upon request. Prior to September 28, 2007, the Fund’s name was “Cohen & Steers Realty Focus Fund, Inc.” and its investment objective was maximum capital appreciation over the long-term through investment primarily in a limited number of REITs and other real estate oriented companies; investments in foreign issuers were limited to 20% of its total assets.

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class I
	For the Six Months Ended June 30, 2007 (unaudited)		For the Year Ended December 31,
Per Share Operating Performance:			2006	2005		2004	2003	2002
Net asset value, beginning of period	$70.14		$59.09	$53.00		$38.55	$27.50	$26.63

Income (loss) from investment operations:
Net investment income	0.13		0.65	0.20	(a)	0.41 (a)	0.64	0.73
Net realized and unrealized gain (loss) on investments	(4.55)		18.19	7.24		15.16	12.06	1.29

Total from investment operations	(4.42)		18.84	7.44		15.17	12.70	2.02
Less dividends and distributions to shareholders from:
Net investment income	(0.79)		(0.65)	(1.40)		(1.18)	(1.67)	(1.21)
Net realized gain on investments	—		(6.51)	(0.10)		—	—	—
Tax return of capital	—		(0.64)	—		—	—	—

Total dividends and distributions to shareholders	(0.79)		(7.80)	(1.50)		(1.18)	(1.67)	(1.21)

Redemption fees retained by the fund	0.02		0.01	0.15		0.06	0.02	0.06

Net increase (decrease) in net asset value	(5.19)		11.05	6.09		14.45	11.05	0.87

Net asset value, end of period	$64.95		$70.14	$59.09		$53.00	$38.55	$27.50

Total investment return	–6.32	%(c)	32.62%	14.41	%(b)	40.98%	46.89%	7.67%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$96.9		$123.3	$89.3		$70.2	$28.5	$18.2

Ratio of expenses to average daily net assets (before expense reduction)	1.16	%(d)	1.25%	1.57%		1.89%	1.99%	2.09%

Ratio of expenses to average daily net assets (net of expense reduction)	1.16	%(d)	1.25%	1.30%		1.43%	1.50%	1.50%

Ratio of net investment income to average daily net assets (before expense reduction)	0.31	%(d)	0.84%	0.09%		0.45%	1.33%	1.96%

Ratio of net investment income to average daily net assets (net of expense reduction)	0.31	%(d)	0.85%	0.36%		0.92%	1.82%	2.55%

Portfolio turnover rate	104	%(c)	109%	158%		180%	181%	179%

(a)	Calculation based on average shares outstanding.

(b)	Without the benefit of the redemption fees, the total investment return would have been 14.12%.

(c)	Not annualized.

(d)	Annualized.

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COHEN & STEERS GLOBAL REALTY SHARES, INC.—CLASS I SHARES ONLY

THE USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: when you open an account, we will ask you for your name, address, date of birth and other information that will allow us to identify you. This information will be verified to ensure the identity of all individuals opening a mutual fund account.

SUBSCRIPTION AGREEMENT

1	Account Type (Please print; indicate only one registration type)
☐	A. Individual or Joint Account*

	-	-
Name	Social Security Number**		Date of Birth

	-	-
Name of Joint Owner, if any	Social Security Number**		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien***:

Country of Citizenship

☐	B. Uniform Gifts/Transfers to Minors (UGMA/UTMA)

	-	-
Custodian’s name (only one permitted)	Social Security Number**		Date of Birth
	-	-
Minor’s name (only one permitted)	Social Security Number**		Date of Birth

under the Uniform Gifts/Transfers to Minors Act
(state residence of minor)

Citizenship of custodian:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

Citizenship of minor:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

☐	C. Trust, Corporation or Other Entity

Name of Trust, Corporation or Other Entity	Tax Identification Number**	Date of Trust Agreement

Check the box that describes the entity establishing the account:

☐	U.S. Financial Institution governed by a federal regulator.

☐	Bank governed by a U.S. state bank regulator.

☐	Corporation. Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange, American Stock Exchange or Nasdaq Stock Market. If so, please provide ticker symbol:

☐	Retirement plan governed by ERISA.

☐	Trust. Attach a copy of the Trust Agreement.

☐	Partnership. Attach a copy of Partnership Agreement.

☐	U.S. Government Agency or Instrumentality.

☐	Foreign correspondent account, foreign broker dealer or foreign private banking account.

☐	Other. Attach copy of document that formed entity or by laws or similar document.

Call (800) 437-9912 to see if additional information is required.

*	All joint registrations will be registered as “joint tenants with rights of survivorship” unless otherwise specified.
**	If applied for, include a copy of application for social security or tax identification number.
***	Nonresident aliens must include a copy of a government-issued photo ID with this application.

2	Authorized Persons
If you are establishing an account under 1C above as a (i) Corporation (non-publicly traded), (ii) Partnership, (iii) Trust or (iv) Other, information on each of the individuals authorized to effect transactions must be provided below:

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien**:

Country of Citizenship

(If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

*	If applied for, include a copy of application for social security number.
**	Nonresident aliens must include a copy of a government-issued photo ID with this application.

3	Address
(If mailing address is a post office box, a street address is also required. APO and FPO addresses will be accepted) Registrant Street Address

( )
Street	Home Telephone Number
( )
City and State Zip Code	Business Telephone Number

Mailing Address	City	State	Zip

Joint Registrant Street Address (required if different than Registrant Address above)

Address	City	State	Zip

4	Investment Information

$                          Amount to invest ($100,000 minimum investment). Do not send cash. Investment will be paid for by

(please check one):

☐	Check or draft made payable to “Cohen & Steers Global Realty Shares, Inc.”

☐	Wire through the Federal Reserve System.*

*	Call (800) 437-9912 to notify the Fund of investments by wire and to obtain an account number. See the Purchase of Fund Shares section of the prospectus for wire instructions.

5	Automatic Investment Plan

A.	The automatic investment plan makes possible regularly scheduled monthly purchases of Fund shares. The Fund’s Transfer Agent can arrange for an amount of money selected by you ($500 minimum) to be deducted from your checking account and used to purchase shares of the Fund.

Please debit $                            from my checking account beginning on                            *.

(Month)

Please debit my account on (check one):  ☐  1st of Month        ☐  15th of Month

B.	☐ Check here to establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having money ($500 minimum) deducted from your checking account.*

*	To initiate the automatic investment plan or the Auto-Buy option, section 9 of this subscription agreement must be completed.

Please continue application on reverse side.

6	Exchange Privileges

Exchange privileges will be automatically granted unless you check the box below. Stockholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the Exchange Privilege section of the prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

☐	I decline the exchange privilege.

7	Redemption Privileges

Stockholders may select the following redemption privileges by checking the box(es) below. See How to Sell Fund Shares section of the prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

☐	I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund’s current prospectus.

☐	I wish to have redemption proceeds paid by wire (please complete Section 9).

8	Distribution Options

Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

Dividends	☐ Reinvest.	☐ Pay in cash.

Capital Gains	☐ Reinvest.	☐ Pay in cash.

☐	I wish to have my distributions paid by wire (please complete Section 9).

9	Bank of Record (for Wire Instructions and/or Automatic Investment Plan)

Please attach a voided check from your bank account.

Bank Name	Bank ABA Number

Street or P.O. Box	Bank Account Number

City and State Zip Code	Account Name

10	Signature and Certifications

(a)	By signing this agreement, I represent and warrant that:

(1)	I have the full right, power, capacity and authority to invest in the Fund;

(2)	I am of legal age in my state of residence or am an emancipated minor;

(3)	All of the information on this agreement is true and correct; and

(4)	I will notify the Fund immediately if there is any change in this information.

(b)	I have read the current prospectus of the Fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the Fund’s prospectus as in effect from time to time. Further, I agree that the Fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the Fund may rely on the instructions of any one account owner unless all owners specifically instruct the Fund otherwise.

(c)	If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

(1)	The taxpayer identification number and tax status shown on this form are correct.

(2)	I am not subject to backup withholding because:

•	I am exempt from backup withholding, or

•	I have not been notified by the Internal Revenue Service (“IRS”) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or

•	The IRS has notified me that I am no longer subject to backup withholding.

Note: If you have been notified by the IRS that you are currently subject to backup withholding because of under-reporting interest or dividends on your tax return, you must cross out this Item 2.

(3)	I am a U.S. person (including resident alien).

(d)	If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

(1)	Indicate country of residence for tax purposes
Under penalty of perjury, I certify that I am not a U.S. citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(e)	Additional Certification:

(1)	Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

(2)	I agree to provide such information and execute and deliver such documents as the Fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

x		x

Signature* (Owner, Trustee, Etc.)	Date	Signature* (Joint Owner, Co-Trustee)	Date

Name and Title

*	If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian’s name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

For Authorized Dealer Use Only

We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the subscription agreement and agree to notify the Transfer Agent of any purchases made under a Letter of Intention, Rights of Accumulation or Aggregating Accounts. If the subscription agreement includes a telephone redemption privilege, we guarantee the signature(s) above.

Dealer’s Name	Dealer Number

Main Office Address	Branch Number

Representative’s Name	Rep. Number

( )

Branch Address	Telephone Number

Authorized Signature of Dealer	Date

TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers Global Realty Shares, Inc., the following documents are available to you without any charge either upon request or at http://www.cohenandsteers.com:

•

Annual/Semi-Annual Reports—Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year.

•

Statement of Additional Information—Additional information about the Fund’s investments, structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into this prospectus and is legally considered to be part of the prospectus.

To request a free copy of any of the materials described above, as well as other information, or to make any other inquiries, please contact us:

By telephone	(800) 437-9912
By mail	Cohen & Steers Global Realty Shares, Inc.
c/o Boston Financial Data Services
P.O. Box 8123
Boston, Massachusetts 02266-8123
By e-mail	marketing@cohenandsteers.com
On the Internet	http://www.cohenandsteers.com

This information may also be available from your broker or financial advisor. In addition, other information about the Fund (including the Fund’s SAI) may also be obtained from the SEC:

•

By going to the SEC’s Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850.

•	By accessing the SEC’s Internet site at http://sec.gov where you can view, download and print the information.

•

By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Upon payment of a duplicating fee, copies of the information will be sent to you.

280 PARK AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-08059

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement amendment filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

280 PARK AVENUE

NEW YORK, NEW YORK 10017

(800) 437-9912

STATEMENT OF ADDITIONAL INFORMATION

September 28, 2007

This Statement of Additional Information (“SAI”) is not a Prospectus, but should be read in conjunction with the Prospectus for the Class A, Class B and Class C shares of Cohen & Steers Global Realty Shares, Inc. and the prospectus for the Class I shares of the Fund, each dated the same date as this SAI, as supplemented from time to time (together, the “Prospectus”). Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. This SAI is incorporated by reference in its entirety into the Prospectus. Copies of the SAI, Prospectus, Annual and Semi-Annual Reports may be obtained free of charge by writing the address or calling the phone number shown above.

2

STATEMENT OF ADDITIONAL INFORMATION

Cohen & Steers Global Realty Shares, Inc. (the “Fund”) is a non-diversified, open-end management investment company organized as a Maryland corporation on February 14, 1997.

Much of the information contained in this SAI expands on subjects discussed in the Prospectus. No investment in the shares of the Fund should be made without first reading the Prospectus.

INVESTMENT STRATEGIES AND RISKS

ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS

The following descriptions supplement the information on strategies and risks set forth in the Prospectus. Except as otherwise provided below, the Fund’s investment objective, strategies and policies are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders; however, the Fund will not change its investment strategies without written notice to shareholders.

REAL ESTATE INVESTMENT TRUSTS

Real Estate Investment Trusts (“REITs”) are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Fund’s investments in REITs will consist of securities issued by equity REITs.

FOREIGN (NON-U.S.) REAL ESTATE SECURITIES

The Fund may invest without limit in equity securities of non-U.S. real estate companies, or sponsored and unsponsored depositary receipts for such securities.

The Fund may be subject to additional investment risks for foreign securities that are different in some respects than those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. There can be no assurance that such laws will not become applicable to certain of the Fund’s investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer; brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.; foreign securities markets may

3

have substantially less volume than U.S. securities’ markets, making many foreign issuers less liquid and more volatile than securities of comparable domestic issuers; and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Dividend income the Fund receives from foreign securities may not be eligible for the special tax treatment reserved for qualified dividend income. See “Taxation.”

The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and similar depositary receipts. ADRs, typically issued by a financial institution (a depositary), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market liquidity, currency, political, information and other risks. GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies, that evidence ownership of either foreign or domestic securities. Generally, GDRs are designated for use outside the United States. EDRs are designated for use in the European securities markets.

SECURITIES LENDING

The Fund may lend portfolio securities to broker/dealers or other institutions. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. The Fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the Fund is insufficient to replace the loaned securities. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

PREFERRED STOCK, WARRANTS AND RIGHTS

The Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stockholders, but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.

4

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of any money invested in their acquisition.

ILLIQUID SECURITIES

The Fund will not invest in illiquid securities if immediately after such investment more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A under the Securities Act, adopted by the Securities and Exchange Commission (the “SEC”) allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a safe harbor from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers, which generally creates a more liquid market for securities eligible for resale under Rule 144A than other types of restricted securities.

Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), will monitor the liquidity of restricted securities in the Fund’s portfolio, under the supervision of the Board of Directors. In reaching liquidity decisions, the Advisor will consider, among other

5

things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

CASH RESERVES

The Fund’s cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments and generally will not exceed 15% of total assets. If the Advisor has difficulty finding an adequate number of undervalued equity securities, all or any portion of the Fund’s assets may also be invested temporarily in money market instruments. Cash reserves in excess of 35% of total assets will be maintained for defensive purposes only.

Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which an investor, such as the Fund, purchases a U.S. Government security from a counterparty, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by the Fund, in effect as collateral for the repurchase obligation.

Repurchase agreements may be entered into with member banks of the Federal Reserve System or “primary dealers” (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Other acceptable money market instruments include commercial paper rated by any nationally recognized rating agency, such as Moody’s Investor Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), certificates of deposit, bankers’ acceptances issued by domestic banks having total assets in excess of one billion dollars, and money market investment companies (limited to a maximum of 5% of total assets).

In entering into any repurchase agreement for the Fund, the Advisor will evaluate and monitor the creditworthiness of the vendor. In the event that a counterparty should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

BORROWING

The Fund may borrow up to 30% of the value of its total assets to increase its holdings of portfolio securities. The Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund’s portfolio are disadvantageous from an investment standpoint. Leveraging by means of borrowing, which is deemed to be a speculative technique, may exaggerate the effect of any increase or decrease in the value of the portfolio securities or the Fund’s net asset value. Money borrowed also will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

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FUTURES CONTRACTS

The Fund may purchase and sell financial futures contracts and options on such contracts. A financial futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date. Although some financial futures contracts call for making or taking delivery of the underlying securities or instrument, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation may be accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index on a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. In addition, the Fund may enter into foreign currency futures contracts as described below under “Foreign Currency Contracts and Currency Hedging Transactions.”

At the time the Fund purchases a futures contract, an amount of cash or liquid portfolio securities generally equal to the settlement price less any margin deposit will be designated as segregated at the Fund’s custodian. When writing a futures contract, the Fund will maintain with its custodian similar liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

The Fund will be authorized to use financial futures contracts and related options for hedging and nonhedging purposes, for example to enhance total return or provide market exposure pending the investment of cash balances. The Fund may lose the expected benefit of transactions in financial futures contracts if currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in currency exchange rates or securities prices may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

OPTIONS ON SECURITIES AND STOCK INDICES

The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. exchanges.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

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The Fund may write a call or put option only if the option is “covered.” A call option on a security written by the Fund is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund owns a call option on the same security and in the same principal amount as the call option written where the exercise price of the call option held (a) is equal to or less than the exercise price of the call option written or (b) is greater than the exercise price of the call option written if the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A put option on a security written by the Fund is “covered” if the Fund maintains similar liquid assets with a value equal to the exercise price designated as segregated at its custodian, or else owns a put option on the same security and in the same principal amount as the put option written where the exercise price of the put option held is equal to or greater than the exercise price of the put option written. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

The Fund will cover call options on stock indices by owning securities whose price changes, in the opinion of the Advisor, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices by segregating assets equal to the option’s exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

The Fund will receive a premium for writing a put or call option, which will increase the Fund’s gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. A rise in the value of the underlying security or index, however, exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of the underlying index or security. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase the Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged. If the value of the Fund’s investments does not decline as anticipated, the Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of the Fund’s security holdings being hedged.

The Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates

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purchasing in the future. Similarly, the Fund may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

FOREIGN CURRENCY CONTRACTS AND CURRENCY HEDGING TRANSACTIONS

In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts (“forward contracts”) and foreign currency futures contracts (“foreign currency futures”), as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund may enter into forward contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or expects to receive a dividend or interest payment on a portfolio holding, in order to “lock in” the U.S. dollar value of the security or payment. In addition, for example, when the Fund believes that a foreign currency may experience a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as “cross- hedging.” Because in connection with the Fund’s foreign currency forward transactions an amount of the Fund’s assets equal to the amount of the Fund’s current commitment under the forward contract will be segregated to be used to pay for the commitment, the Fund will always have cash or other liquid assets available that are sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated assets will be marked-to-market on a daily basis. In addition, the Fund will not enter into such forward contracts if, as a result, the Fund will have more than 15% of the value of its total assets committed to such contracts. To the extent such contracts would be deemed to be illiquid, they will be included in the maximum limitation of 15% of net assets invested in restricted or illiquid securities. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may enter into exchange-traded foreign currency futures for the purchase or sale for future delivery of foreign currencies. U.S exchange-traded futures are regulated by the Commodities Futures Trading Commission. This investment technique will be used only to hedge

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against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund’s portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The successful use of forward contracts and foreign currency futures will usually depend on the Advisor’s ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of forward contracts or foreign currency futures or may realize losses.

RISKS OF OPTIONS, FUTURES AND FORWARD CONTRACTS

Options, futures and forward contracts are forms of derivatives. The use of options, futures and forward contracts as hedging techniques may not succeed where the price movements of the securities underlying the options, futures and forward contracts do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options, futures and forward contracts depend on the Advisor’s ability to predict correctly the direction of stock prices, interest rates, currencies and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. Where a liquid secondary market for options, futures or forward contracts does not exist, the Fund may not be able to close its position and, in such an event would be unable to control its losses. The loss from investing in certain options, futures and forward contracts is potentially unlimited. The use of forward contracts may limit gains from a positive change in the relationship between the U.S. dollar and foreign currencies.

The Fund’s futures transactions will ordinarily be entered into for traditional hedging purposes. There is, however, no limit on the amount of the Fund’s assets that can be put at risk through the use of futures contracts and options thereon and the value of the Fund’s futures contracts and options thereon may equal or exceed 100% of the Fund’s total assets. The Fund has no current intention of entering into futures transactions other than for traditional hedging purposes.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as commodity pool operator under the Act.

SHORT SALES

The Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short would not exceed the lesser of 2% of the value of the Fund’s net assets or 2% of the securities of any class of any issuer. The Fund must designate collateral consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities,

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which is marked to market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as “short sales against the box”), the above requirements are not applicable.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings and ongoing arrangements to make available such information to the general public and to certain persons on a selective basis. Except as noted below, the Fund does not provide portfolio holdings to any third party until they are made available on the Cohen & Steers website at http://www.cohenandsteers.com or through some other means of public dissemination. The Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and such reports are made available on the Cohen & Steers website, within 60 days after the end of each semi-annual period. These semi-annual holding reports are also filed semi-annually with the SEC within 60 days of the end of each semi-annual period, as part of Form N-CSR. Quarterly holdings reports are filed with the SEC within 60 days of the end of the first and third quarters, as part of Form N-Q. In addition, the Fund publishes its top 10 holdings quarterly on the Cohen & Steers website, within 30 days after the end of each quarter. One day after the full holdings and top 10 holdings have been published, employees of the Advisor may freely distribute them to third parties. This information remains available until the next quarter’s holdings are posted on the website.

The following are exceptions to the general rule that holdings are not disclosed to third parties until posted to the website:

1. The Fund’s portfolio holdings may be disclosed prior to public release to certain third parties (e.g., rating and ranking organizations, financial printers, pricing information vendors and research firms for legitimate business purposes). Disclosure is conditioned on receipt of a written confidentiality agreement, including a duty not to trade on the basis of the information disclosed. The portfolio holdings may be disclosed to such third parties on an as-needed basis and such disclosure must be authorized by an officer of the Fund. Under these circumstances, the Fund’s portfolio holdings may be disclosed to the following third parties: Automatic Data Processing, Inc., Charles River Systems, Inc., RR Donnelley Financial, Merrill Corporation, Lipper, Princeton Financial Systems, Inc., Moody’s and S&P.

2. The Fund’s portfolio holdings may also be disclosed between and among the Fund’s Advisor, Subadvisors (as defined below), Distributor, administrator, sub-administrator, custodian, independent registered public accounting firm and outside legal counsel for legitimate business purposes within the scope of their official duties and responsibilities, subject to their continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics and the Inside Information Policies and Procedures applicable to the Advisor, Subadvisors, Distributor and administrator, and as imposed on the other parties by agreement or under applicable laws, rules and regulations.

3. The Fund’s Advisor, Subadvisors, administrator, sub-administrator or custodian may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities transactions with such broker-dealers, subject to the broker-dealer’s legal obligation not to use or disclose material nonpublic information concerning the Fund’s portfolio holdings.

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4. Fund portfolio holdings may also be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with a lawsuit or (3) as required by court order.

Neither the Fund, the Advisor, the Subadvisors nor any other party receives any compensation in connection with the disclosure of the Fund’s portfolio holdings.

The Board of Directors of the Fund exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) having the chief compliance officer of the Fund oversee the implementation and enforcement of the portfolio holdings disclosure policies and procedures, (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters that may arise in connection with any material portfolio holdings disclosure, and (3) considering whether to approve or ratify any amendment to the portfolio holdings disclosure policies.

The Board of Directors believes that the limited disclosure of the Fund’s portfolio holdings as described above for legitimate business purposes is in the best interest of Fund shareholders.

INVESTMENT RESTRICTIONS

The investment objective and the general investment strategies and investment techniques of the Fund are described in the Prospectus. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized:

The Fund may not:

1. Borrow money, except that it may borrow from banks to increase its holdings of portfolio securities in an amount not to exceed 30% of the value of its total assets and may borrow for temporary or emergency purposes from banks and entities other than banks in an amount not to exceed 5% of the value of its total assets; provided that aggregate borrowing at any time may not exceed 30% of the Fund’s total assets;

2. Issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

3. Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

4. Purchase or sell real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund’s ownership of such securities;

5. Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

6. Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies;

7. Purchase restricted or “illiquid” securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund’s net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act and determined to be liquid);

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8. Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”), and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

9. Make short sales whereby the dollar amount of short sales at any one time would exceed 25% of the net assets of the Fund. The Fund must maintain collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked to market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as “short sales against the box”), such restrictions shall not apply;

10. Invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that (i) the securities underlying such options are within the investment policies of the Fund; (ii) at the time of such investment, the value of the aggregate premiums paid for such securities does not exceed 5% of the Fund’s total assets; and (iii) the value of the underlying securities on which options may be written at any one time does not exceed 25% of total assets;

11. Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities;

12. Pledge, mortgage or hypothecate its assets except in connection with permitted borrowings; or

13. Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin.

Investment restrictions numbered 1 through 6 in this SAI have been adopted as fundamental policies of the Fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of a “majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act to mean the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 7 through 13 above, are non-fundamental and may be changed at any time by vote of a majority of the Board of Directors.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund’s agreements with the Advisor, sub-advisors (“Subadvisors”), administrator, custodian and Transfer Agent. The management of the Fund’s day-to-day operations is delegated to its officers, the Advisor and the administrator, sub-administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Board of Directors.

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The Directors and officers of the Fund and their principal occupations during the past five years are set forth below. Each director and officer of the Fund is also a Director or officer of some or all of the other twenty-one funds in the Cohen & Steers Fund Complex.

Name, Address and Age*	Positions(s) Held with Fund	Term of Office	Principal Occupation(s) During Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served**
Interested Directors(1)
Robert H. Steers Age: 54	Director and Co-Chairman	Until Next Election of Directors	Co-Chairman and Co-Chief Executive Officer of the Advisor since 2003 and its parent, Cohen & Steers, Inc. (“CNS”), since 2004. Prior to that, Chairman of the Advisor. President of Cohen & Steers Securities, LLC, the Fund’s Distributor.	22	Since 1991

Martin Cohen*** Age: 58	Director and Co-Chairman	Until Next Election of Directors	Co-Chairman and Co-Chief Executive Officer of the Advisor since 2003 and CNS since 2004. Prior to that, President of the Advisor. Vice President of Cohen & Steers Securities, LLC.	22	Since 1991

Independent Directors
Bonnie Cohen*** Age: 64	Director	Until Next Election of Directors	Private Consultant. Prior thereto, Undersecretary of State, United States Department of State. Director of Wellsford Real Properties, Inc.	22	Since 2001

George Grossman Age: 53	Director	Until Next Election of Directors	Attorney-at-law.	22	Since 1993

Richard E. Kroon Age: 64	Director	Until Next Election of Directors	Member of Investment Subcommittee, Monmouth University. Retired Chairman and Managing Partner of Sprout Group venture capital Funds, then an affiliate of Donaldson, Lufkin and Jenrette Securities Corporation; and former chairman of the National Venture Capital Association.	22	Since 2004

Richard J. Norman Age: 64	Director	Until Next Election of Directors	Private Investor. Executive Board of Directors of Maryland Public Television, Board Member of The Salvation Army. Prior thereto, Investment Representative of Morgan Stanley Dean Witter.	22	Since 2001

Frank K. Ross Age: 63	Director	Until Next Election of Directors	Professor of Accounting, Howard University; Board member of Pepco Holdings, Inc. (electric utility). Formerly, Midatlantic Area Managing Partner for Audit and Risk Advisory Services at KPMG LLP and Managing Partner of its Washington, DC office.	22	Since 2004

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(table continued from previous page)

Name, Address and Age*	Positions(s) Held with Fund	Term of Office	Principal Occupation(s) During Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served**
Willard H. Smith Jr. Age: 70	Director	Until Next Election of Directors	Board member of Essex Property Trust Inc., Realty Income Corporation and Crest Net Lease, Inc. Managing Director at Merrill Lynch & Co., Equity Capital Markets Division from 1983 to 1995.	22	Since 1996

C. Edward Ward, Jr. Age: 61	Director	Until Next Election of Directors	Member of the Board of Trustees of Manhattan College, Riverdale, New York. Formerly head of closed-end fund listings for the New York Stock Exchange.	22	Since 2004

*	The address for all Directors is 280 Park Avenue, New York, NY 10017.

**	The length of time served represents the year in which the Director was first elected or appointed to any fund in the Cohen & Steers Fund Complex.

***	Martin Cohen and Bonnie Cohen are unrelated.

(1)	“Interested person,” as defined in the 1940 Act, of the Fund because of affiliation with the Advisor (“Interested Directors”).

The officers of the Fund (other than Messrs. Cohen and Steers, whose biographies are provided above), their addresses, their ages, and their principal occupations for at least the past five years are set forth below.

Name, Address and Age*†	Position(s) Held with Fund	Principal Occupation(s) During Past Five Years
Adam M. Derechin Age: 42	President and Chief Executive Officer	Chief Operating Officer of the Advisor since 2003 and CNS since 2004. Prior to that, Senior Vice President of the Advisor.
Joseph M. Harvey Age: 43	Vice President	President of the Advisor since 2003 and CNS since 2004 and prior to that Senior Vice President and director of investment research.
James S. Corl Age: 41	Vice President	Executive Vice President of the Advisor and CNS since 2004 and prior to that Senior Vice President.
John E. McLean Age: 35	Secretary	Vice President and Associate General Counsel of the Advisor since September 2003. Prior to that, Vice President, Law & Regulation, J. & W. Seligman & Co. Incorporated (money manager).
James Giallanza Age: 41	Treasurer	Senior Vice President of the Advisor since 2006. Prior thereto, Deputy Head of the US Funds Administration and Treasurer & CFO of various mutual funds within the Legg Mason (formerly Citigroup Asset Management) fund complex from August 2004 to September 2006; Director/Controller of the US wholesale business at UBS Global Asset Management (U.S.) from September 2001 to July 2004.
Salvatore Rappa Age: 36	Assistant Secretary	Senior Vice President of the Advisor since 2006 and prior to that, Vice President of the Advisor since 2004. Prior to that, he was a Vice President at BlackRock, Inc. from 2000 to 2004.
Lisa Phelan Age: 39	Chief Compliance Officer	Vice President of the Advisor since 2006. Prior to joining the Advisor in 2004, Chief Compliance Officer of Avatar Associates and Overture Asset Managers from 2003 to 2004. Prior to that, First Vice President, Risk Management, for Prudential Securities.

*	The address for all officers is 280 Park Avenue, New York, NY 10017.

†	Officers serve until their resignation, removal or retirement.

All of the officers of the Fund listed above may also be officers of some or all of the other Cohen & Steers Funds and are officers or employees of the Advisor and its affiliates. Their affiliations are provided under their principal business occupations.

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The following table provides information concerning the dollar range of the Fund’s securities owned by each Director and the aggregate dollar range of securities owned in the Cohen & Steers Fund Complex is set forth below.

	Dollar Range of Securities in the Fund as of December 31, 2006	Aggregate Dollar Range of Securities in the Cohen & Steers Fund Complex as of December 31, 2006*
Robert H. Steers	None	over $100,000
Martin Cohen	over $100,000	over $100,000
Bonnie Cohen	Over $100,000	over $100,000
George Grossman	$10,001-$50,000	over $100,000
Richard E. Kroon	none	$50,001-$100,000
Richard J. Norman	none	over $100,000
Frank K. Ross	$10,001-$50,000	over $100,000
Willard H. Smith Jr	$10,001-$50,000	over $100,000
C. Edward Ward, Jr	none	$50,001-$100,000

*	Valued as of April 15, 2007

Conflicts of Interest. No Director who is not an “interested person” of the Fund (“Independent Director”) as defined in the 1940 Act, and none of their immediate family members, owns any securities issued by the Advisor, or any person or entity (other than the Fund and other Funds in the Cohen & Steers complex) directly or indirectly controlling, controlled by, or under common control with the Advisor.

BOARD’S ROLE IN FUND GOVERNANCE

Committees. The Fund’s Board of Directors has four standing committees, the Audit Committee, the Nominating Committee, the Contract Review Committee and the Governance Committee. Each Committee is composed solely of Independent Directors. The members of the Nominating and Contract Review Committees are Ms. Cohen and Messrs. Kroon, Grossman, Norman, Ross, Smith and Ward. The members of the Governance Committee are Messrs. Norman, Ward and Smith. The members of the Audit Committee are Ms. Cohen and Messrs. Ross, Kroon and Grossman.

The Audit, Nominating, Contract Review and Governance Committees met four, zero, one and one times, respectively during the fiscal year ended December 31, 2006.

The function of the Audit Committee is to assist the Board of Directors in its oversight of the

Fund’s financial reporting process. The functions of the Nominating Committee are to identify individuals qualified to become members of the Board of Directors in the event that a position is vacated or created, to select the director nominees for any future meeting of stockholders and to set any necessary standards or qualifications for service on the Board of Directors. The Nominating Committee will consider nominees properly recommended by the Fund’s shareholders. Shareholders who wish to recommend a nominee should send nominations that include, among other things, biographical data and the qualifications of the proposed nominee to the Fund’s Secretary. The main functions of the Contract Review Committee are to make recommendations to the Board of Directors after reviewing advisory and other contracts that the Fund has with the Advisor and to select third parties to provide evaluative reports and other information regarding the services provided by the Advisor to the Board. The main function of the Governance Committee is to assist the Board in the oversight of appropriate and effective governance of the

Fund. The Governance Committee will oversee,

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among other things, the structure and composition of the Board committees, the size of the Board and the compensation of independent Directors for service on the Board and any Board committee.

COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS

The following table sets forth information regarding compensation of the Directors by the Fund and by the Cohen & Steers Fund Complex for the year ended December 31, 2006. Officers of the Fund and Interested Directors do not receive any compensation from the Fund or any other fund in the Cohen & Steers Fund Complex which is a U.S. registered investment company. Each Independent Director is paid an annual retainer of $4,500, and a fee of $500 for each meeting attended and is reimbursed for the expenses of attendance at such meetings. In addition, the Cohen & Steers Fund Complex pays the chair of the Governance Committee and the Contract Review Committee each an annual fee of $10,000 for serving in that capacity, the Audit Committee chair an annual fee of $15,000 and the lead Independent Director an annual fee of $50,000. In the Column headed “Total Compensation From Fund and Cohen & Steers Fund Complex Paid to Directors,” the compensation paid to each Director represents the aggregate amount paid to the Director by the Fund and by the nineteen other funds that each Director serves in the fund complex during the year ended December 31, 2006. The Directors do not receive any pension or retirement benefits from the Cohen & Steers Fund Complex.

Compensation Table

Year Ended December 31, 2006

Name of Person, Position	Aggregate Compensation From Fund	Total Compensation From Fund and Cohen & Steers Fund Complex
Bonnie Cohen, Director	$6,779	$123,625
Martin Cohen(2), Director and President	$0	$0
George Grossman, Director	$6,904	$126,125
Richard E. Kroon(1), Director	$7,125	$131,125
Richard J. Norman, Director	$6,904	$126,125
Frank K. Ross, Director	$7,179	$131,125
Willard H. Smith, Jr., Director	$6,500	$118,625
Robert H. Steers(2), Director and Chairman	$0	$0
C. Edward Ward, Jr., Director	$6,500	$118,625

(1)	Lead Independent Director

(2)	Interested Director.

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PRINCIPAL HOLDERS OF SECURITIES

PRINCIPAL HOLDERS

As of September 15, 2007, the following principal holders owned 5% or more of a Class of shares of the then outstanding shares of capital stock of the Fund as follows:

Name and Address	Fund Classes	Percentage of Total Shares Held
Merrill Lynch	A	14.80%
Attn: Michael Ceglio	B	17.63%
4800 Deer Lake Drive East	C	30.54%
2nd Floor	I	5.02%
Jacksonville, FL 32246-6484

Name and Address	Fund Classes	Percentage of Total Shares Held
Charles Schwab & Co., Inc.	A	20.67%
Attn. Mutual Funds	I	22.34%
101 Montgomery Street
San Francisco, CA 94101-4122

MANAGEMENT OWNERSHIP

As of September 15, 2007, Directors and officers of the Fund as a group owned less than 1% of the Fund’s outstanding shares.

INVESTMENT ADVISORY AND OTHER SERVICES

THE ADVISOR

Cohen & Steers Capital Management, Inc., located at 280 Park Avenue, New York, New York 10017 is the investment advisor to the Fund.

The Advisor, a registered investment advisor, was formed in 1986 and its current clients include pension plans and investment companies, including each of the open-end and closed-end Cohen & Steers Funds. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol ‘‘CNS.’’ Martin Cohen and Robert Steers are deemed controlling persons of the Advisor on the basis of their ownership of the stock in CNS.

Pursuant to an investment advisory agreement (the ‘‘Advisory Agreement’’), the Advisor furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund, executes the purchase and sale orders for the portfolio transactions of the Fund and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.

Under the Advisory Agreement, the Fund pays the Advisor a monthly advisory fee in an amount equal to  1/12th of 0.90% of the average daily value of the net assets of the Fund. For the fiscal years ended December 31, 2006, 2005 and 2004, the Advisor received advisory fees from the Fund in the following amounts:

Fiscal Year Ended	Gross Advisory Fee	Advisory Fee Waivers	Net Advisory Fees
December 31, 2006	$1,584,485	$6,148	$1,578,337
December 31, 2005	$877,472	$255,114	$622,358
December 31, 2004	$372,918	$200,673	$172,245

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This fee is allocated among the separate classes based on the classes’ proportionate shares of such average daily net asset value. In addition, through December 31, 2007, the Fund’s Advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund’s operating expenses at 1.65% for the Class A shares, 2.30% for the Class B shares and Class C shares and 1.30% for the Class I shares.

The Advisor also provides the Fund with such personnel as the Fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the sub-administrator, the Transfer Agent and the custodian which the Advisor is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of the Fund, may be employees of the Advisor or its affiliates. The cost to the Fund of these services must be agreed to by the Fund and is intended to be no higher than the actual cost to the Advisor or its affiliates of providing the services. The Fund may from time to time hire its own employees or contract to have services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund.

THE SUBADVISORS

The Advisor has entered into Subadvisory Agreements with three of its affiliated registered investment advisors, Cohen & Steers Europe S.A. (“CNS Europe”), Cohen & Steers Asia Limited (“CNS Asia”) and Cohen & Steers UK Limited (“CNS UK”), all of which also are direct or indirect wholly-owned subsidiaries of CNS. References in this SAI to activities and responsibilities of the Advisor may be performed by one or more of the Subadvisors pursuant to the Subadvisory Agreements with the Advisor.

Each of the Subadvisors provides investment advisory and research services in connection with managing the Fund’s investments. CNS Europe is located at 166 Chaussee de la Hulpe, 1170 Brussels, Belgium, CNS UK is located at 21 Sackville Street, 4th floor, London, U.K., and CNS Asia is located at 1202, Citibank Tower, Citibank Plaza, 3 Garden Road, Central, Hong Kong.

For their services under the Subadvisory Agreement between the Advisor and each Subadvisor, the Advisor (not the Fund) pays CNS Europe, CNS UK and CNS Asia a monthly fee at the annual rate of 6.3%, 6.3% and 16.3%, respectively, of the advisory fees received by the Advisor from the Fund.

PORTFOLIO MANAGERS

Accounts Managed. The Fund’s portfolio managers (each referred to as a “portfolio manager”) are listed below. Each portfolio manager manages other investment companies and/or investment vehicles and accounts in addition to the Fund. The following tables show, as of June 30, 2007, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The portfolio managers do not receive performance-based fees with respect to any of the registered investment companies, other pooled investment vehicles or other accounts that they manage.

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Martin Cohen

	Number of Accounts	Total Assets
Registered Investment Companies	19	$20,121,350,000
Other Pooled Investment Vehicles	19	$6,062,629,000
Other Accounts	51	$4,760,990,000

Robert H. Steers

	Number of Accounts	Total Assets
Registered Investment Companies	19	$20,121,350,000
Other Pooled Investment Vehicles	19	$6,062,629,000
Other Accounts	51	$4,760,990,000

Joseph M. Harvey

	Number of Accounts	Total Assets
Registered Investment Companies	19	$20,121,350,000
Other Pooled Investment Vehicles	19	$6,062,629,000
Other Accounts	51	$4,760,990,000

James S. Corl

	Number of Accounts	Total Assets
Registered Investment Companies	19	$20,121,350,000
Other Pooled Investment Vehicles	19	$6,062,629,000
Other Accounts	51	$4,760,990,000

W. Joseph Houlihan

	Number of Accounts	Total Assets
Registered Investment Companies	3	$5,304,344,000
Other Pooled Investment Vehicles	15	$5,558,222,000
Other Accounts	22	$1,378,096,000

Gerios J.M. Rovers

	Number of Accounts	Total Assets
Registered Investment Companies	3	$5,304,344,000
Other Pooled Investment Vehicles	15	$5,558,222,000
Other Accounts	22	$1,378,096,000

Derek Cheung

	Number of Accounts	Total Assets
Registered Investment Companies	5	$5,620,163,000
Other Pooled Investment Vehicles	10	$5,262,350,000
Other Accounts	15	$898,514,000

Scott Crowe

	Number of Accounts	Total Assets
Registered Investment Companies	6	$5,634,023,000
Other Pooled Investment Vehicles	15	$5,558,222,000
Other Accounts	22	$1,378,096,000

Share Ownership. The following table indicates the dollar range of securities of the Fund owned by the Fund’s portfolio managers as of June 30, 2007:

Dollar Range of Securities Owned
Martin Cohen	Over $1,000,000
Robert H. Steers	None
Joseph M. Harvey	$500,001-$1,000,000
James S. Corl	None
W. Joseph Houlihan	None
Gerios J.M. Rouers	None
Derek Cheung	None
Scott Crowe	None

Conflicts of Interest. It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Fund’s investments on the one hand and the investments of other accounts or vehicles for which the portfolio managers are responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to the Advisor. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, the Advisor strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments (such as client-imposed restrictions or lack of available

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cash), it is the policy of the Advisor to allocate investment ideas pro rata to all accounts with the same primary investment objective.

In addition, certain of the portfolio managers may from time to time manage one or more accounts on behalf of the Advisor and its affiliated companies (the “CNS Accounts”). Certain securities held and traded in the CNS Accounts also may be held and traded in one or more client accounts. It is the policy of the Advisor however not to put the interests of the CNS Accounts ahead of the interests of client accounts. The Advisor may aggregate orders of client accounts with those of the CNS Accounts; however, under no circumstances will preferential treatment be given to the CNS Accounts. For all orders involving the CNS Accounts, purchases or sales will be allocated prior to trade placement, and orders that are only partially filled will be allocated across all accounts in proportion to the shares each account, including the CNS Accounts, was designated to receive prior to trading. As a result, it is expected that the CNS Accounts will receive the same average price as other accounts included in the aggregated order. Shares will not be allocated or re-allocated to the CNS Accounts after trade execution or after the average price is known. In the event so few shares of an order are executed that a pro-rata allocation is not practical, a rotational system of allocation may be used; however, the CNS Accounts will never be part of that rotation or receive shares of a partially filled order other than on a pro-rata basis. Because certain CNS Accounts are managed with a cash management objective, it is possible that a security will be sold out of the CNS Accounts but continue to be held for one or more client accounts. In situations when this occurs, such security will remain in a client account only if the Advisor, acting in its reasonable judgment and consistent with its fiduciary duties, believes this is appropriate for, and consistent with the objectives and profile of, the client account.

Advisor and Subadvisors Compensation Structure. Compensation of the Advisor’s and Subadvisors’ portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus and (3) annual stock-based compensation consisting generally of restricted stock units of the Advisor’s and Subadvisors’ parent, CNS. The Advisor’s and Subadvisors’ investment professionals, including the portfolio managers, also receive certain retirement, insurance and other benefits that are broadly available to all of its employees. Compensation of the Advisor’s and Subadvisors’ investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or around the December 31st fiscal year-end of CNS.

Method to Determine Compensation. The Advisor and Subadvisors compensate their portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of funds and accounts managed by the portfolio manager versus appropriate peer groups or benchmarks. In evaluating the performance of a portfolio manager, primary emphasis is normally placed on one- and three-year performance, with secondary consideration of performance over longer periods of time. Performance is evaluated on a pre-tax and pre-expense basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For portfolio managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis. The Advisor and the Subadvisors do not have any funds or accounts with performance-based advisory fees. Portfolio managers are also evaluated on the basis of their success in managing their dedicated team of analysts. Base compensation for portfolio managers varies in line with the portfolio manager’s seniority and position with the firm.

The compensation of portfolio managers with other job responsibilities (such as acting as an executive officer of the Advisor, a Subadvisor or CNS and supervising various departments within

Advisor, a Subadvisor or CNS) will include consideration of the scope of such responsibilities

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and the portfolio managers’ performance in meeting them. The Advisor and Subadvisors seek to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The Advisor participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the

Advisor, Subadvisors and CNS. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the Advisor’s and Subadvisors’ portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation generally are a substantial portion of total compensation.

ADMINISTRATOR AND SUB-ADMINISTRATOR

The Advisor has entered into an administration agreement with the Fund (the “Administration Agreement”) under which the Advisor performs certain administrative functions for the Fund, including (i) providing office space, telephone, office equipment and supplies for the Fund; (ii) paying the compensation of the Fund’s officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of the periodic updating of the Fund’s registration statement, including the Prospectus and SAI, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of quarterly reports to the Fund’s shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of the Fund’s investment portfolio and the publication of the net asset value of the Fund’s shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the custodian, Transfer Agent and printers; (viii) providing trading desk facilities for the Fund; (ix) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than the Fund’s income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Advisor receives a monthly fee from the Fund at the annual rate of 0.02% of the Fund’s average daily net assets.

In accordance with the terms of the Administration Agreement and with the approval of the Fund’s Board of Directors, the Advisor has caused the Fund to retain State Street Bank and Trust Company (“State Street”) as sub-administrator under a mutual Funds service agreement (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, State Street has assumed responsibility for performing certain of the foregoing administrative functions, including (i) determining the Fund’s net asset value and preparing these figures for publication; (ii) maintaining certain of the Fund’s books and records that are not maintained by the Advisor, custodian or Transfer Agent; (iii) preparing financial information for the Fund’s income tax returns, proxy statements, shareholders reports, and SEC filings; and (iv) responding to shareholder inquiries. Under the Administration Agreement the Advisor remains responsible for

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monitoring and overseeing the performance by State Street, of its obligations to the Fund under its Sub-Administration Agreement with the Fund, subject to the overall authority of the Fund’s Board of Directors.

Under the terms of the Sub-Administration Agreement, the Fund pays State Street a monthly administration fee, computed on the basis of the aggregate net assets of all the Funds in the Cohen & Steers Fund Complex at an annual rate equal to 0.03% of the first $2.2 billion in assets, 0.02% of the next $2.2 billion, and 0.01% of assets in excess of $4.4 billion, with a minimum fee per Fund of $120,000. The aggregate fee paid by the Fund and the other Funds in the Cohen & Steers Fund Complex to State Street is computed by calculating the effective rate for all the Funds and multiplying the monthly average net assets of each respective Fund in the complex by that effective rate. For those Funds with preferred shares outstanding, the monthly average net assets will be adjusted by the monthly average liquidation value of the preferred shares. The Fund is then responsible for its pro rata amount of the aggregate administration fee. State Street also serves as the Fund’s custodian and Transfer Agent. See “Custodian and Transfer and Dividend Disbursing Agent” below.

For the fiscal years ended December 31, 2006, 2005 and 2004, the Advisor received administration fees from the Fund in the amounts of $35,211, $19,499 and $8,287, respectively.

DISTRIBUTOR

Cohen & Steers Securities, LLC located at 280 Park Avenue, New York, NY 10017 (the “Distributor”) serves without charge as the Distributor of shares of the Fund. The Distributor is not obligated to sell any specific amount of shares and will sell shares, as agent for the Fund, on a continuous basis only against orders to purchase shares.

The Distributor is an “affiliated person” of the Advisor, which is itself an affiliated person of the Fund. Those individuals identified above under “Management of the Fund” as Directors or officers of both the Fund and the Distributor are affiliated persons of both entities.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

State Street, which has its principal business at One Lincoln Street, Boston, Massachusetts 02111, has been retained to act as custodian of the Fund’s investments and as the Fund’s transfer and dividend disbursing agent. State Street has retained its wholly-owned subsidiary, Boston Financial Data Services, Inc. (the “Transfer Agent”), to provide transfer and dividend disbursing agency services to the Fund. Neither State Street nor Boston Financial has any part in deciding the Fund’s investment policies or which securities are to be purchased or sold for the Fund’s portfolio.

CODE OF ETHICS

The Fund, the Advisor, the Subadvisors and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act and, with respect to the Advisor and Subadvisors, Rule 204A-1 under the Investment Advisers Act of 1940, as amended, that is designed to ensure that the interests of Fund shareholders come before the interests of those involved in managing the Fund. Each code of ethics, among other things, prohibits personnel of the Advisor, the Subadvisors and the Distributor from investing in REITs and real estate securities, preferred securities and initial public offerings; requires pre-approval for transactions in private placements and most other securities transactions (including transactions in Cohen & Steers closed-end funds); and requires pre-approval for sales of shares of Cohen & Steers open-end funds. The

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Fund’s Independent Directors are prohibited

from purchasing or selling any security if they know or reasonably should know at the time of the transaction that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.

PROXY VOTING

The Fund’s Board of Directors has delegated to the Advisor the responsibility for voting proxies on behalf of the Fund, and has determined that proxies with respect to the Fund’s portfolio companies shall be voted in accordance with the Advisor’s Statement of Policies and Procedures Regarding the Voting of Securities (the “Proxy Voting Policies and Procedures”). The following is a summary of the Proxy Voting Policies and Procedures.

Voting rights are an important component of corporate governance. The Advisor has three overall objectives in exercising voting rights:

A. Responsibility. The Advisor shall seek to ensure that there is an effective means in place to hold companies accountable for their actions. While management must be accountable to its board, the board must be accountable to a company’s shareholders. Although accountability can be promoted in a variety of ways, protecting shareholder voting rights may be among our most important tools.

B. Rationalizing Management and Shareholder Concerns. The Advisor seeks to ensure that the interests of a company’s management and board are aligned with those of the company’s shareholders. In this respect, compensation must be structured to reward the creation of shareholder value.

C. Shareholder Communication. Since companies are owned by their shareholders, the Advisor seeks to ensure that management effectively communicates with its owners about the company’s business operations and financial performance. It is only with effective communication that shareholders will be able to assess the performance of management and to make informed decisions on when to buy, sell or hold a company’s securities.

In exercising voting rights, the Advisor shall conduct itself in accordance with the general principles set forth below.

1. The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.

2. In exercising voting rights, the Advisor shall engage in a careful evaluation of issues that may materially affect the rights of shareholders and the value of the security.

3. Consistent with general fiduciary principles, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.

4. In exercising voting rights on behalf of clients, the Advisor shall conduct itself in the same manner as if it were the constructive owner of the securities.

5. To the extent reasonably possible, the Advisor shall participate in each shareholder voting opportunity.

6. Voting rights shall not automatically be exercised in favor of management-supported proposals.

7. The Advisor, and its officers and employees shall never accept any item of value in consideration of a favorable proxy voting decision.

Set forth below are general guidelines that the Advisor shall follow in exercising proxy voting rights:

Prudence. In making a proxy voting decision, the Advisor shall give appropriate consideration to all relevant facts and circumstances, including the value of the securities to be voted and the likely effect any vote may have on that value. Since voting rights must be exercised on the basis of an informed judgment, investigation shall be a critical initial step.

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Third Party Views. While the Advisor may consider the views of third parties, it shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions shall be based on a reasonable and good faith determination as to how best to maximize shareholder value.

Shareholder Value. Just as the decision whether to purchase or sell a security is a matter of judgment, determining whether a specific proxy resolution will increase the market value of a security is a matter of judgment as to which informed parties may differ. In determining how a proxy vote may affect the economic value of a security, the Advisor shall consider both short- term and long-term views about a company’s business and prospects, especially in light of our projected holding period on the stock (e.g., the Advisor may discount long-term views on a short-term holding).

Set forth below are guidelines as to how specific proxy voting issues shall be analyzed and assessed. While these guidelines will provide a framework for the Advisor’s decision making process, the mechanical application of these guidelines can never address all proxy voting decisions. When new issues arise or old issues present nuances not encountered before, the Advisor must be guided by its reasonable judgment to vote in a manner that the Advisor deems to be in the best interests of the Fund and its shareholders.

Stock-Based Compensation

Approval of Plans or Plan Amendments. By their nature, compensation plans must be evaluated on a case-by-case basis. As a general matter, the Advisor always favors compensation plans that align the interests of management and shareholders. The Advisor generally approves compensation plans under the following conditions:

10% Rule. The dilution effect of the newly authorized shares, plus the shares reserved for issuance in connection with all other stock related plans, generally should not exceed 10%.

Exercise Price. The minimum exercise price of stock options should be at least equal to the market price of the stock on the date of grant.

Plan Amendments. Compensation plans should not be materially amended without shareholder approval.

Non-Employee Directors. Awards to non-employee directors should not be subject to management discretion, but rather should be made under non-discretionary grants specified by the terms of the plan.

Repricing/Replacement of Underwater Options. Stock options generally should not be repriced, and never should be re-priced without shareholder approval. In addition, companies should not issue new options, with a lower strike price, to make up for previously issued options that are substantially underwater. The Advisor will vote against the election of any slate of directors that, to its knowledge, has authorized a company to re-price or replace underwater options during the most recent year without shareholder approval.

Reload/Evergreen Features. The Advisor will generally vote against plans that enable the issuance of reload options and that provide an automatic share replenishment (evergreen) feature.

Measures to Increase Executive Long-Term Stock Ownership. The Advisor supports measures to increase the long-term stock ownership by a company’s executives. These include requiring senior executives to hold a minimum amount of stock in a company (often expressed as a percentage of annual compensation), requiring stock acquired through option exercise to be held for a certain minimum amount of time and issuing restricted stock awards instead of options. In this respect, the Advisor supports the expensing of option grants because it removes the incentive of a company to issue options in lieu of restricted stock. The Advisor also supports employee stock purchase plans, although the Advisor generally believes the discounted purchase price should be at least 85% of the current market price.

Vesting. Restricted stock awards normally should vest over at least a two-year period.

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Other Stock Awards. Stock awards other than stock options and restricted stock awards should be granted in lieu of salary or a cash bonus, and the number of shares awarded should be reasonable.

Change of Control Issues

While the Advisor recognizes that a takeover attempt can be a significant distraction for the board and management to deal with, the simple fact is that the possibility of a corporate takeover keeps management focused on maximizing shareholder value. As a result, the Advisor opposes measures that are designed to prevent or obstruct corporate takeovers because they can entrench current management. The following are the Advisor’s guidelines on change of control issues:

Shareholder Rights Plans. The Advisor acknowledges that there are arguments for and against shareholder rights plans, also known as “poison pills.” Companies should put their case for rights plans to shareholders. The Advisor generally votes against any directors who, to its knowledge, without shareholder approval, have instituted a new poison pill plan, extended an existing plan, or adopted a new plan upon the expiration of an existing plan during the past year.

Golden Parachutes. The Advisor opposes the use of accelerated employment contracts that result in cash grants of greater than three times annual compensation (salary and bonus) in the event of termination of employment following a change in control of a company. In general, the guidelines call for voting against “golden parachute” plans because they impede potential takeovers that shareholders should be free to consider. The Advisor generally withholds votes at the next shareholder meeting for directors who to its knowledge approved golden parachutes.

Approval of Mergers. The Advisor votes against proposals that require a super-majority of shareholders to approve a merger or other significant business combination. The Advisor supports proposals that seek to lower super-majority voting requirements.

Routine Issues

Director Nominees in a Non-Contested Election. The Advisor generally votes in favor of management proposals on director nominees.

Director Nominees in a Contested Election. By definition, this type of board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Therefore, the economic impact of the vote in favor of or in opposition to that director or slate must be analyzed using a higher standard normally applied to changes in control. Criteria for evaluating director nominees as a group or individually should include: performance; compensation, corporate governance provisions and takeover activity; criminal activity; attendance at meetings; investment in the company; interlocking directorships; inside, outside and independent directors; whether the chairman and CEO titles are held by the same person; number of other board seats; and other experience. It is impossible to have a general policy regarding director nominees in a contested election.

Board Composition. The Advisor supports the election of a board that consists of at least a majority of independent directors. The Advisor generally withholds support for non-independent directors who serve on a company’s audit, compensation and/or nominating committees. The Advisor also generally withholds support for director candidates who have not attended a sufficient number of board or committee meetings to effectively discharge their duties as directors.

Classified Boards. Because a classified board structure prevents shareholders from electing a full slate of directors at annual meetings, the Advisor generally votes against classified boards. The Advisor votes in favor of shareholder proposals to declassify a board of directors unless a company’s charter or governing corporate law allows shareholders, by written consent, to remove a majority of directors at any time, with or without cause.

Barriers to Shareholder Action. The Advisor votes to support proposals that lower the barriers to

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shareholder action. This includes the right of shareholders to call a meeting and the right of shareholders to act by written consent.

Cumulative Voting. Having the ability to cumulate votes for the election of directors—that is, cast more than one vote for a director about whom they feel strongly—generally increases shareholders’ rights to effect change in the management of a corporation. The Advisor therefore generally supports proposals to adopt cumulative voting.

Ratification of Auditors. Votes generally are cast in favor of proposals to ratify an independent auditor, unless there is a reason to believe the auditing firm is no longer performing its required duties or there are exigent circumstances requiring us to vote against the approval of the recommended auditor. For example, the Advisor’s general policy is to vote against an independent auditor that receives more than 50% of its total fees from a company for non-audit services.

Stock Related Items

Increase Additional Common Stock. The Advisor’s guidelines generally call for approval of increases in authorized shares, provided that the increase is not greater than three times the number of shares outstanding and reserved for issuance (including shares reserved for stock-related plans and securities convertible into common stock, but not shares reserved for any poison pill plan).

Votes generally are cast in favor of proposals to authorize additional shares of stock except where the proposal:

1. creates blank check preferred stock; or

2. establishes classes of stock with superior voting rights.

Blank Check Preferred Stock. Votes generally are cast in opposition to management proposals authorizing the creation of new classes of preferred stock with unspecific voting, conversion, distribution and other rights, and management proposals to increase the number of authorized blank check preferred shares. The Advisor may vote in favor of this type of proposal when it receives assurances to its reasonable satisfaction that (i) the preferred stock was authorized by the board for the use of legitimate capital formation purposes and not for anti-takeover purposes, and (ii) no preferred stock will be issued with voting power that is disproportionate to the economic interests of the preferred stock. These representations should be made either in the proxy statement or in a separate letter from the company to the Advisor.

Preemptive Rights. Votes are cast in favor of shareholder proposals restoring limited preemptive rights.

Dual Class Capitalizations. Because classes of common stock with unequal voting rights limit the rights of certain shareholders, the Advisor votes against adoption of a dual or multiple class capitalization structure.

Social Issues

The Advisor believes that it is the responsibility of the board and management to run a company on a daily basis. With this in mind, in the absence of unusual circumstances, the Advisor does not believe that shareholders should be involved in determining how a company should address broad social and policy issues. As a result, the Advisor generally votes against these types of proposals, which are generally initiated by shareholders, unless the Advisor believes the proposal has significant economic implications.

Other Situations

No set of guidelines can anticipate all situations that may arise. The Advisor’s portfolio managers and analysts will be expected to analyze proxy proposals in an effort to gauge the impact of a proposal on the financial prospects of a company, and vote accordingly. These policies are intended to provide guidelines for voting. They are not, however, hard and fast rules because corporate governance issues are so varied.

Proxy Voting Procedures

The Advisor maintains a record of all voting decisions for the period required by applicable

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laws. In each case in which the Advisor votes contrary to the stated policies set forth in these guidelines, the record shall indicate the reason for such a vote.

The Investment Committee of the Advisor shall have responsibility for voting proxies, under the supervision of the Director of Research. The Director of Research’s designee (the “Designee”) shall be responsible for ensuring that the Investment Committee is aware of all upcoming proxy voting opportunities. The Designee shall ensure that proxy votes are properly recorded and that the requisite information regarding each proxy voting opportunity is maintained. The Advisor’s General Counsel shall have overall responsibility for ensuring that the Advisor complies with all proxy voting requirements and procedures.

Recordkeeping

The following information shall be recorded and maintained with respect to each proxy voted by the Advisor:

•	Name of the company

•	Ticker symbol

•	CUSIP number

•	Shareholder meeting date

•	Brief identification of each matter voted upon

•	Whether the matter was proposed by management or a shareholder

•	Whether the Advisor voted on the matter

•	If the Advisor voted, then how the Advisor voted

•	Whether the Advisor voted with or against management

The Advisor shall rely on the SEC’s EDGAR filing system with respect to the requirement to maintain proxy materials regarding client securities.

Conflicts of Interest

There may be situations in which the Advisor may face a conflict between its interests and those of its clients or fund shareholders. Potential conflicts are most likely to fall into three general categories:

Business Relationships. This type of conflict would occur if the Advisor or an affiliate has a substantial business relationship with the company or a proponent of a proxy proposal relating to the company (such as an employee group) such that failure to vote in favor of management (or the proponent) could harm the relationship of the Advisor or its affiliate with the company or proponent. In the context of the Advisor, this could occur if an affiliate of the Advisor has a material business relationship with a company that the Advisor has invested in on behalf of the Fund, and the Advisor is encouraged to vote in favor of management as an inducement to acquire or maintain the affiliate’s relationship.

Personal Relationships. The Advisor or an affiliate could have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors or director nominees.

Familial Relationships. The Advisor or an affiliate could have a familial relationship relating to a company (e.g., spouse or other relative who serves as a director or nominee of a public company).

The next step is to determine whether if a conflict is material. A material matter is one that is reasonably likely to be viewed as important by the average shareholder. Materiality will be judged under a two-step approach:

Financial Based Materiality. The Advisor presumes a conflict to be nonmaterial unless it involves at least $500,000.

Non-Financial Based Materiality. Non-financial based materiality would impact the members of the Advisor’s Investment Committee, who are responsible for making proxy voting decisions.

Finally, if a material conflict exists, the Advisor shall vote in accordance with the advice of a proxy voting service.

The Advisor’s General Counsel shall have responsibility for supervising and monitoring conflicts of interest in the proxy voting process according to the following process:

Identifying Conflicts. The Advisor is responsible for monitoring the relationships of the Advisor’s

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affiliates for purposes of the Proxy Voting Policies and Procedures.

For purposes of monitoring personal or familial relationships, the Advisor monitors conflict of interest concerns regarding investment personnel. The Advisor will rely on the advice of a consulting firm in the event a material conflict would prevent the Advisor from voting in an unbiased manner.

The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filings are available (i) without charge, upon request, by calling the Fund toll-free at (800) 437-9912 and (ii) on the SEC’s website (http://sec.gov).

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Board of Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Advisor. Transactions on United States stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten or agency placed issues at prices that reflect underwriting or placement fees. In accordance with procedures approved by the Board, and subject to their supervision, the Fund may purchase securities in offerings for which an affiliate of the Advisor receives a fee for serving as placement agent to the issuer. The Advisor will only cause the Fund to engage in these transactions if the Advisor deems such participation to be in the best interests of the Fund. In certain circumstances, regulatory restrictions may prevent the Fund from purchasing securities in an offering in which the Advisor’s affiliate serves as placement agent of the issuer, and the Fund’s inability to participate could be deemed to be to the detriment of the Fund.

In selecting a broker to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered.

In addition, the Advisor may receive research services from a broker in connection with initiating portfolio transactions for the Fund. Research services include pricing and market data services. The Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged solely for execution services for that transaction if the Advisor determines in good faith that the commission was reasonable in relation to the value of the research service provided research and investment information is provided by these and other brokers at no cost to the Advisor and is available for the benefit of other accounts advised by the Advisor and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Advisor’s expenses, it is not possible to estimate its value and in the opinion of the Advisor it does

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not reduce the Advisor’s expenses in a determinable amount.

The extent to which the Advisor makes use of statistical, research and other services furnished by brokers is considered by the Advisor in the allocation of brokerage business but there is no formula by which such business is allocated. The Advisor does so in accordance with its judgment of the best interests of the Fund and its shareholders. The Advisor may also take into account payments made by brokers effecting transactions for the Fund to other persons on behalf of the Fund for services provided to it for which the Fund would be obligated to pay (such as custodial and professional fees).

For the fiscal years ended December 31, 2006, 2005 and 2004 the Fund paid a total of $441,244, $482,770 and $267,160, respectively, in brokerage commissions. Of such amount, $390,212, $48,016 and $79,157, respectively, was placed with brokers or dealers who provide research and investment information to the Fund. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2006 was 109%.

ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

The Fund was incorporated on February 14, 1997 as a Maryland corporation and is authorized to issue 50,000,000 shares of Common Stock, $0.001 par value. The authorized shares of the Fund are currently divided into four classes designated Class A Common Stock, Class B Common Stock, Class C Common Stock and Class I Common Stock. The Fund’s shares have no preemptive or conversion rights. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and service fees, which may affect performance, and (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. With the exceptions noted above, each share has equal voting, dividend, distribution and liquidation rights. All shares of the Fund, when duly issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any directors. The foregoing description is subject to the provisions contained in the Fund’s Articles of Incorporation and By-Laws as amended and supplemented from time to time.

The Board of Directors is authorized to reclassify and issue any unissued shares of the Fund without shareholder approval. Accordingly, in the future, the Board of Directors may create additional series of shares with different investment objectives, policies or restrictions. Any issuance of shares of another class would be governed by the 1940 Act and Maryland law.

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DEALER REALLOWANCES

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares, as set forth below:

Investment Amount	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Reallowance as a % of Offering Price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.25%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1 million	2.25%	2.30%	1.75%
$1 million or more	None	None	None †

(1)	“Offering Price” is the amount that you actually pay for Fund shares; it includes the initial sales charge.

†	See “Other Share Information.”

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan and related agreements pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a distribution plan adopted by the investment company’s Board of Directors. Under the Distribution Plan, the Fund will pay to the Distributor, as compensation for acting as principal underwriter of the Fund’s shares and as reimbursement of the distribution expenses incurred therewith, a fee at annual rates not to exceed 0.25%, 0.75% and 0.75% of the average net assets of the Fund attributable to Class A shares, Class B shares and Class C shares, respectively. The Fund will not reimburse the Distributor for any expenses the Distributor incurs above the rates set forth above. The Distributor may use such amounts to pay various distribution-related expenses, including (i) to make payments to brokers, financial institutions and other financial intermediaries (payee(s)) who have rendered distribution assistance, (ii) to pay interest and other financing costs in the case of Class B shares and (iii) for other expenses such as advertising costs and the payment for printing and distribution of prospectuses to prospective investors. The Class I shares do not participate in the Distribution Plan. In addition to the amounts required by the Distribution Plan, the Distributor may, in its discretion, pay additional amounts from its own resources. The Board of Directors has determined that there is a reasonable likelihood the Distribution Plan will benefit the Fund and its shareholders. The expected benefits include greater sales (for Class A and Class C shares) and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow.

For the years ended December 31, 2006, December 31, 2005 and the period from September 30, 2004 (Commencement of Operations) to December 31, 2004, with respect to the Class A shares, the Fund paid distribution services fees for expenditures under the Distribution Plan, in the aggregate amount of $107,806, $24,941 and $832, respectively, which constituted 0.25% of the Fund’s average daily net assets attributable to the Class A shares during each period. All of the amounts paid were spent for compensation to broker-dealers and other financial intermediaries.

For the years ended December 31, 2006, December 31, 2005 and the period from September 30, 2004 (Commencement of Operations) to December 31, 2004, with respect to the Class B shares, the Fund paid distribution services fees for expenditures under the

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Distribution Plan, in the aggregate amount of $18,645, $7,279 and $449, respectively, which constituted 0.75% of the Fund’s average daily net assets attributable to the Class B shares during each period. All of the amounts paid were spent for compensation to broker-dealers and other financial intermediaries.

For the years ended December 31, 2006, December 31, 2005 and the period from September 30, 2004 (Commencement of Operations) to December 31, 2004, with respect to the Class C shares, the Fund paid distribution services fees for expenditures under the Distribution Plan, in the aggregate amount of $194,719, $63,037 and $2,308, respectively, which constituted 0.75% of the Fund’s average daily net assets attributable to the Class C shares during each period. All of the amounts paid were spent for compensation to broker-dealers and other financial intermediaries.

Under the Distribution Plan, the Fund’s Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Distribution Plan the selection and nomination of the Independent Directors are at the discretion of the Independent Directors currently in office.

The Distribution Plan was duly approved by the shareholders and the board of directors, including the Independent Directors who have no direct or indirect financial interest in the Distribution Plan and related agreements (“Non-Interested Directors”). The Distribution Plan may be terminated at any time by a vote of the shareholders or by vote of the Non-Interested Directors. The Distribution Plan and related agreements may be renewed from year to year if approved by a vote of the majority of the Board of Directors, and by the vote of a majority of the Non-Interested Directors cast in person at a meeting called for the purpose of voting on such renewal. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Distribution Plan must be approved by a vote of the Board of Directors and of the Non-Interested Directors, cast in person at a meeting called for the purpose of such vote.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the Fund may not exceed 0.75 of 1% per class. The 6.25% limitation applies to each class of the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

DETERMINATION OF NET ASSET VALUE

Net asset value per share is determined by the Fund on each day the New York Stock Exchange (the “NYSE”) is open for trading.

For purposes of determining the Fund’s net asset value per share, readily marketable portfolio securities principally traded on any exchange or similar regulated market reporting contemporaneous transaction prices are valued, except as indicated below, at the last sale price reflected on such principal market on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the

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closing bid and asked prices on such day, or if no asked price is available, the bid price may be used. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the official closing prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the Fund’s Board of Directors.

For purposes of determining the Fund’s net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

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REDUCING THE INITIAL SALES LOAD ON CLASS A SHARES

As discussed in the prospectus for Class A shares, the size of the total investment in the Class A shares of the Fund will affect your sales load. Described below are several methods to reduce the applicable sales load. In order to obtain a reduction in the sales load, an investor must notify, at the time of purchase, his or her dealer, the Transfer Agent or the Distributor of the applicability of one of the following:

Rights of Aggregation. The size of the total investment applies to the total amount being invested by any “person,” which term includes an individual, his or her spouse and children under the age of 21, a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit- sharing or other employee benefit trust created pursuant to a plan qualified under the Internal Revenue Code of 1986, as amended (the “Code”)), although more than one beneficiary is involved, or any U.S. bank or investment advisor purchasing shares for its investment advisory clients or customers. Any such person purchasing for several accounts at the same time may combine these investments into a single transaction in order to reduce the applicable sales charge.

Rights of Accumulation. The Class A shares may be purchased at a reduced sales charge by a “person” (as defined above) who is already a shareholder of the Fund and/or a shareholder of other Cohen & Steers open-end funds that impose sales charges (“Eligible Funds”) by taking into account not only the amount then being invested, but also the current net asset value of the shares of the Fund and other Eligible Funds already held by such person. If the current net asset value of the qualifying shares already held plus the net asset value of the current purchase exceeds a point in the schedule of sales charges at which the charge is reduced to a lower percentage, the entire current purchase is eligible for the reduced charge. To be entitled to a reduced sales charge pursuant to the Rights of Accumulation, the investor must notify his or her dealer, the Transfer Agent or the Distributor at the time of purchase that he or she wishes to take advantage of such entitlement, and give the numbers of his or her account, and those accounts held in the name of his or her spouse or for a minor child, and the specific relationship of each such other person to the investor.

Letter of Intention. An investor may also qualify for a reduced sales charge by completing a Letter of Intention (the “Letter”) set forth in the Subscription Agreement in the Prospectus or on a separate form for this purpose which is available from the Fund. This enables the investor to aggregate purchases of shares of the Fund and other Eligible Funds during a 12-month period for purposes of calculating the applicable sales charge. All shares of the Fund and other Eligible Funds currently owned by the investor will be credited as purchases toward the completion of the Letter at the greater of their net asset value on the date the Letter is executed or their cost. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter. For each investment made, the investor must notify his or her dealer, the Transfer Agent or the Distributor that a Letter is on file along with all account numbers associated with the Letter.

The Letter is not a binding obligation on the investor. However, 5% of the amount specified in the Letter will be held in escrow, and if the investor’s purchases are less than the amount specified, the investor will be requested to remit to the Fund an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if the shareholder had not submitted a Letter.

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Sales at Net Asset Value. Class A shares of the Fund may be sold at net asset value without regard to the investment amount (“NAV Purchase”) (i) to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons, (ii) to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client, (iii) to investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, (iv) to clients of such investment advisors and financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker, agent, investment advisor or financial institution, and (v) to retirement and deferred compensation plans and trusts used to Fund those plans, including, but not limited to those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts.” Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. Class A shares of the Fund may also be sold at net asset value to current officers, directors and employees (and their immediate families) of the Fund, the Advisor, the Distributor, employees (and their immediate families) of certain firms providing services to the Fund (such as the custodian and Transfer Agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons.

CONTINGENT DEFERRED SALES CHARGES

CLASS A SHARES

With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. The contingent deferred sales charge on Class A shares will be waived on certain redemptions, as described below under “Contingent Deferred Sales Charge—Class B Shares.’’ In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends and distributions) and, second, of shares held longest during the time they are subject to the sales charge.

Proceeds from the contingent deferred sales charge on Class A shares are paid to the Distributor and are used by the Distributor to defray expenses related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers or financial intermediaries for selling Class A shares.

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CLASS B SHARES

Class B shares that are redeemed within six years of purchase will be subject to a contingent deferred sales charge at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

Proceeds from the contingent deferred sales charge on the Class B shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the past sales of the Class B shares, including payments to dealers and other financial intermediaries for sales of Class B shares and interest and other financing costs associated with the Class B shares.

In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions and, second, of any shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the fund originally purchased by the shareholder.

The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2, or (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative.

Conversion Feature. At the end of the month which precedes the eighth anniversary of the purchase date of a shareholder’s Class B shares, such Class B shares will automatically convert to Class A shares and will no longer be subject to higher distribution and service fees. Such conversion will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution and service fees paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for distribution expenses incurred in the sale of such shares.

For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder’s account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder’s account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

CLASS C SHARES

Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be

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imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class C shares will be waived on certain redemptions, as described above for Class B Shares under “Contingent Deferred Sales Charges—Class B Shares.” In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of any shares held longest during the time they are subject to the sales charge.

Proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to dealers and financial intermediaries for selling Class C shares.

CLASS I SHARES

Class I shares are not subject to a contingent deferred sales charge. Please see the Class I Prospectus for a further discussion of this Class.

FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any contingent deferred sales charge or redemption fee will be waived in connection with the redemption of shares of the Fund if the Fund is combined with another Cohen & Steers open-end fund, or in connection with a similar reorganization transaction.

OTHER INFORMATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries as compensation for distribution, administrative or other services. These payments (‘‘Additional Payments’’) are in addition to the compensation these intermediaries receive from sales commissions, 12b-1 fees and shareholder service fees, as described in the Prospectus. These Additional Payments may take the form of, among other things, ‘‘due diligence’’ payments for an intermediary’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; ‘‘listing’’ fees for the placement of the Fund on an intermediary’s list of mutual funds available for purchase by its customers; ‘‘marketing support’’ fees for providing assistance in promoting the sale of the Fund’s shares; payments for the sale of shares and/or the maintenance of share balances; and fees for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing fees paid by the Fund. The Additional Payments may be a fixed dollar amount, may be based on the number of customer accounts maintained by a dealer, or may be based on a percentage of the value of shares sold to, or held by, customers of the intermediary.

The Advisor and Distributor may from time to time pay additional cash or non-cash incentives

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to intermediaries in connection with the sale of shares of the Fund, subject to applicable FINRA rules. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or non-cash incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. Such incentives may include payment for attendance at seminars or payment for occasional meals, sporting events, theater performances or comparable entertainment. Such dealer may elect to receive cash incentives of equivalent amount in lieu of such payments.

TAXATION

Set forth below is a discussion of certain U.S. Federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAXATION OF THE FUND

The Fund has elected to be treated as, and intends to qualify annually as, a regulated investment company under the Code.

To qualify for the favorable U.S. federal income tax treatment generally accorded to a regulated investment company, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from: (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a ‘‘Qualified Publicly Traded Partnership’’); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year; (a) at least 50% of the value of the Fund’s total assets is represented by (I) cash and cash items, U.S. government securities, the securities of other regulated investment companies and (II) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (which includes among other items,

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dividends, interest and net short-term capital gains in excess of net long-term capital losses, but determined without regard to the deduction for dividend paid) and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income for such taxable year. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on December 31 of the calendar year, and (3) any ordinary income and capital gain net income for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

If for any taxable year the Fund does not qualify as a regulated investment company or satisfy the 90% distribution requirement, all of its taxable income (including its net capital gain) will be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

DISTRIBUTIONS

Dividends paid out of the Fund’s current and accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable to a U.S. stockholder as ordinary income to the extent of the Fund’s earnings and profits. For taxable years beginning on or before December 31, 2010, qualified dividend income received by individual stockholders is taxed at rates equivalent to long-term capital gain tax rates, which reach a maximum of 15%. Qualified dividend income generally includes dividends from domestic corporations and dividends from “qualified foreign corporations.” Dividends paid by U.S. REITs will not generally be eligible to qualify as qualified dividend income. A foreign corporation is a “qualified foreign corporation” if it is (1) incorporated in a possession of the United States or is eligible for benefits of a comprehensive income tax treaty with the United States that the United States Treasury Department determines is satisfactory for this purpose and that includes an exchange of information program or (2) any other foreign corporation with respect to any dividend paid by such corporation if the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A “qualified foreign corporation” does not include any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. The

Fund generally can pass the tax treatment of qualified dividend income it receives through to Fund stockholders. For the Fund to receive qualified dividend income, the Fund must meet

39

certain holding period requirements for the stock on which the otherwise qualified dividend is paid. In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The same provisions, including the holding period requirements, apply to each stockholder’s investment in the Fund. The provisions of the Code applicable to qualified dividend income and the 15% maximum individual tax rate on long-term capital gains are currently effective through 2010. Thereafter, qualified dividend income will no longer be taxed at the rates applicable to long-term capital gains, and the maximum individual tax rate on long-term capital gains will increase to 20%, unless Congress enacts legislation providing otherwise. Because of the fact-specific nature of the inquiry, the Fund cannot predict at this time what portion, if any, of the dividends it will receive from foreign corporations will be eligible for the reduced rates of taxation applicable to qualified dividend income, nor can there be any assurance as to what portion, if any, of the Fund’s distributions will be entitled to the lower tax rates that apply to qualified dividend income.

Distributions of net capital gain, if any, designated as capital gain dividends are taxable to a stockholder as long-term capital gains, regardless of how long the stockholder has held Fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a stockholder as a return of capital which is applied against and reduces the stockholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the stockholder’s basis in his or her shares, the excess will be treated by the stockholder as gain from a sale or exchange of the shares.

Dividends designated by the Fund and received by corporate stockholders of the Fund will qualify for the dividends received deduction (the “DRD”) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations (other than REITs) for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (i) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (ii) if the Fund fails to meet certain holding period requirements for the stock on which the dividend is paid or (iii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the DRD may be disallowed or reduced if the corporate stockholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or by application of the Code.

Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares of the Fund.

The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its stockholders who will be treated as if each received a distribution of his or her pro rata share of such gain, with the result that each stockholder will (i) be required to report his or her pro rata share of such gain on his or her tax return as long-term capital gain, (ii) receive a refundable tax credit for his or her pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for his or her shares by an amount equal to the deemed distribution less the tax credit.

Stockholders will be notified annually as to the U.S. federal tax status of distributions.

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SALE OR EXCHANGE OF FUND SHARES

Upon the sale or other disposition of shares of the Fund which a shareholder holds as a capital asset, including an exchange of shares in the Fund for shares of another Cohen & Steers Fund, such shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder’s holding period for the shares. A shareholder who exchanges shares in the Fund for shares of another Cohen & Steers Fund will have a tax basis in the newly- acquired Fund shares equal to the amount invested and will begin a new holding period for federal income tax purposes.

If a shareholder exchanges shares in the Fund held for 90 days or less for shares in another Cohen & Steers Fund pursuant to a reinvestment right, the sales charge incurred in the purchase of the Fund shares exchanged may not be added to the tax basis in determining gain or loss for federal income tax purposes to the extent an otherwise applicable sales charge on the purchase of the newly-acquired shares is reduced pursuant to the reinvestment right. Instead, the sales charge for the exchanged Fund shares shall be added to the cost basis of the newly-acquired shares for purposes of determining gain or loss on the disposition of such newly-acquired Fund shares, if such newly-acquired Fund shares are not disposed of in a similar exchange transaction within 90 days. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) with substantially similar shares within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service (‘‘IRS’’) a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

NATURE OF FUND’S INVESTMENTS

Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not qualify as good income under the 90% annual gross income test described above. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

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ORIGINAL ISSUE DISCOUNT SECURITIES

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the ‘‘original issue discount’’) each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. In addition, if the Fund invests in certain high yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on any such obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

MARKET DISCOUNT BONDS

Gain derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount of the bonds, unless the Fund elects to include the market discount in income as it accrues.

OPTIONS AND HEDGING TRANSACTIONS

The taxation of equity options and over-the- counter options on debt securities is governed by Section 1234 of the Code. Pursuant to Section 1234 of the Code, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security, and any resulting gain or loss will be capital gain or loss and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long- term or short-term depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures contracts and forward contracts in which the Fund may invest are “Section 1256 contracts.’’ Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on

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December 31 of each year) are “marked-to- market” (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed prior to the end of the 30th day after the close of the taxable year, if certain conditions are met.

INVESTMENTS IN SECURITIES OF UNCERTAIN TAX CHARACTER

The Fund may invest in preferred securities or other securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

INVESTMENT IN NON-U.S. SECURITIES

Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries, which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. If more than 50% of the value of the Fund’s total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may elect to “pass through” to the Fund’s stockholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each stockholder would be required to include in gross income, even though not actually

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received, his or her pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his or her pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each stockholder would treat as foreign source income his or her pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual stockholder who does not itemize deductions. In certain circumstances, a stockholder that (i) has held shares of the Fund for less than a specified minimum period during which it is not protected from risk of loss or (ii) is obligated to make payments related to the dividends will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. Additionally, the Fund must also meet this holding period requirement with respect to its foreign stocks and securities in order for “creditable” taxes to flow-through. Each stockholder should consult his or her own tax adviser regarding the potential application of foreign tax credits.

FOREIGN CURRENCY TRANSACTIONS

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in U.S. REITs that hold residual interests in real estate mortgage investment conduits (‘‘REMICs’’) or which are, or have certain wholly-owned subsidiaries that are “taxable mortgage pools”. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a REMIC or, possibly, equity interests in a taxable mortgage pool (referred to in the Code as an ‘‘excess inclusion’’) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a ‘‘disqualified organization’’ (as defined in the Code) is a record

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holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Advisor does not intend to invest a substantial portion of the Fund’s assets in U.S. REITs which generate excess inclusion income.

PASSIVE FOREIGN INVESTMENT COMPANIES

If the Fund purchases shares in a “passive foreign investment company” (a “PFIC”), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing Fund” under the Code (a “QEF”), in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the QEF, even if not distributed to the Fund. Alternatively, the Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income.

Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above).

Dividends from a PFIC and certain other foreign corporations are not eligible for treatment as “qualified dividend income.” See “Distributions” above for a discussion regarding the taxation of qualified dividend income.

Certain other “anti-deferral” rules could apply to the extent the Fund owns 10% or more of the voting powers of the voting stock of a “controlled foreign corporation.”

FOREIGN WITHHOLDING TAXES

Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries, which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

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FOREIGN SHAREHOLDERS

U.S. taxation of income from the Fund to a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (“foreign shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see “Taxation—Investments in Real Estate Investment Trusts,” above)), which tax is generally withheld from such distributions. However, under the American Jobs Creation Act of 2004 (the “2004 Act”) and the Tax Increase Prevention and Reconciliation Act of 2005 (the “2005 Act”), an exemption is created under which U.S. source withholding taxes are no longer imposed on dividends paid by regulated investment companies to the extent the dividends are designated as “interest-related dividends” or “short-term capital gain dividends.” Under this exemption, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. withholding tax at the source if they had been received directly by a foreign person, and that satisfy certain other requirements. The exemption applies to dividends with respect to taxable years of regulated investment companies beginning after December 31, 2004 and before January 1, 2008.

Capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. withholding tax. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax on distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption (generally by providing an Internal Revenue Service Form W-8BEN).

Under the 2004 Act and the 2005 Act, if the Fund is a “U.S. real property holding corporation,” or would be but for the operation of certain exclusions, distributions by the Fund attributable to gains from “U.S. real property interests,” which may include gain on the sale of shares in certain “non-domestically controlled” U.S. REITs and certain capital gain dividends from U.S. REITs, will generally cause the foreign stockholder to be treated as recognizing such gain as income effectively connected to a trade or business within the United States (subject to the rules described below for effectively connected income). Generally, the Fund is required to withhold at a 35% rate on a distribution to a foreign shareholder attributable to gains from U.S. real property interests, but is, instead, treated as receiving an ordinary distribution subject to U.S. tax at the rate of 30% (or lower treaty rate) and such a distribution may subject a foreign shareholder to a U.S. tax filing obligation and may create a branch profits tax liability for foreign corporate shareholders. Under a de

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minimis exception to the rule described above, if a foreign shareholder has not held more than 5% of the Fund’s shares at any time during the one-year period ending on the date of the distribution, the foreign shareholder is not treated as receiving a distribution attributable to gains from U.S. real property interests, but is, instead, treated as receiving an ordinary distribution subject to U.S. tax at the rate of 30% (or lower treaty rate). Pursuant to the 2004 Act and the 2005 Act, after December 31, 2007, a distribution from the Fund will be treated as attributable to gains from U.S. real property interests only if such distribution is attributable to certain capital gain distributions received by the Fund from a U.S. REIT.

Any gain that a foreign stockholder realizes upon the sale or exchange of such stockholder’s shares of the Fund will ordinarily be exempt from U.S. tax unless (i) in the case of a stockholder that is a nonresident alien individual, the gain is U.S. source income and such stockholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (ii) except, as provided under the Act, where the regulated investment company is 50% or more owned by U.S. persons, at any time during the shorter of the period during which the foreign stockholder held shares of the Fund and the five-year period ending on the date of the disposition of those shares, the Fund was a “U.S. real property holding corporation” and the foreign stockholder actually or constructively held more than 5% of the shares of the Fund, in which event described in (ii) at any time during the shorter of the period during which the foreign stockholder held such shares of the Fund and the five-year period ending on the date of the disposition of those shares, the Fund was a U.S. real property holding corporation and the foreign stockholder actually or constructively held more than 5% of the Fund’s shares, in which event described in (ii), the gain would be taxed in the same manner as for a U.S. stockholder, as discussed above. The term “U.S. real property interest” does not include any interest in a “domestically controlled” regulated investment company. Thus, the sale of stock by a foreign stockholder in a domestically controlled regulated investment company generally will not be subject to U.S. federal income tax. A domestically controlled regulated investment company is any regulated investment company in which at all times during the testing period described at (ii) above, 50% or more in value of the stock was owned by U.S. persons. This provision relating to domestically controlled regulated investment companies generally will not apply after December 31, 2007. A corporation is a “U.S. real property holding corporation” if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of the Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.

Under recently enacted legislation, foreign stockholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a United States trade or business will be treated as having received such distributions. All shareholders of the Fund should consult their tax advisors regarding the application of this recently enacted legislation.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to

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U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein.

Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TAXATION

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stroock & Stroock & Lavan LLP serves as counsel to the Fund, and is located at 180 Maiden Lane, New York, New York 10038-4982.

PricewaterhouseCoopers LLP, located at 300 Madison Avenue, New York, New York 10017, have been appointed as the independent registered public accounting firm for the Fund.

FINANCIAL STATEMENTS

The Fund’s audited financial statements for the fiscal year ended December 31, 2006, including notes thereto, are incorporated by reference in this Statement of Additional Information from the Fund’s Annual Report dated December 31, 2006. Prior to September 28, 2007, the Fund’s name was “Cohen & Steers Realty Focus Fund, Inc.”

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PART C

OTHER INFORMATION

ITEM 23. EXHIBITS

(a) (i) Articles of Incorporation(1)

(ii) Amended and Restated Articles of Incorporation(8)

(iii) Articles Supplementary(8)

(iv) Articles of Amendment.*

(b) By-Laws(1)

(c) The rights of security holders are defined in the Registrant’s Articles of Incorporation (Article FIFTH and Article SEVENTH, Sections (b) and (c)) filed as Exhibit (a) to this Registration Statement and the Registrant’s By-Laws (Article II and Article VI) filed as Exhibit (b) to this Registration Statement.

(d) (i) Form of Investment Advisory Agreement(1)

(d) (ii) Form of Subadvisory Agreement with Cohen & Steers Europe S.A.*

(d) (iii) Form of Subadvisory Agreement with Cohen & Steers Asia Limited*

(d) (iv) Form of Subadvisory Agreement with Cohen & Steers UK Limited*

(e) (i) Distribution Agreement(2)

(ii) Form of Amended and Restated Distribution Agreement (Class A, Class B and Class C shares only)(8)

(iii) Form of Distribution Agreement (Class I shares only)(8)

(f) Not Applicable

(g) Form of Custody Agreement(5)

(h) (i) Form of Administration Agreement(5)

(ii) Form of Transfer Agency Agreement(7)

(i) Opinion and Consent of Dechert Price & Rhoads(2)

(j) Consent of Independent Registered Public Accounting Firm*

(k) Not Applicable

(l) (i) Investment Representation Letter(3)

(ii) Investment Representation Letter(8)

(m) Distribution Plan(8)

(n) Multiple-Class Plan(8)

(p) Code of Ethics(9)

(q) (i) Powers of Attorney(2)

(ii) Power of Attorney of Frank Ross(7)

(iii) Powers of Attorney of Richard E. Kroon and C. Edward Ward, Jr.(10)

(1)	Filed with initial Registration Statement on Form N-1A (the “Registration Statement”) on February 19, 1997 and incorporated by reference herein.
(2)	Filed with Pre-Effective Amendment No. 1 to the Registration Statement dated April 9, 1997 and incorporated by reference herein.
(3)	Filed with Post-Effective Amendment No. 1 to the Registration Statement dated October 22, 1997 and incorporated by reference herein.
(4)	Filed with Post-Effective Amendment No. 5 to the Registration Statement dated April 25, 2000 and incorporated by reference herein.
(5)	Filed with Post-Effective Amendment No. 6 to the Registration Statement dated April 27, 2001 and incorporated by reference herein.
(6)	Filed with Post-Effective Amendment No. 10 to the Registration Statement dated April 29, 2004 and incorporated by reference herein.
(7)	Filed with Post-Effective Amendment No. 11 to the Registration Statement dated July 19, 2004 and incorporated by reference herein.
(8)	Filed with Post-Effective Amendment No. 12 to the Registration Statement dated September 16, 2004 and incorporated by reference herein.
(9)	Filed with Post-Effective Amendment No. 13 to the Registration Statement dated February 25, 2005 and incorporated by reference herein.
(10)	Filed with Post-Effective Amendment No. 14 to the Registration Statement dated April 29, 2005 and incorporated by reference herein.
*	Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25. INDEMNIFICATION

It is the Registrant’s policy to indemnify its directors and officers to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article EIGHTH of Registrant’s Articles of Incorporation, filed as Exhibit (a), and Article VIII, Section 1, of the Registrant’s By-Laws, filed as Exhibit (b). The liability of the Registrant’s directors and officers is dealt with in Article EIGHTH of Registrant’s Articles of Incorporation and Article VIII, Section 1 through Section 6, of the Registrant’s By-Laws. The liability of Cohen & Steers Capital Management, Inc., the Registrant’s investment advisor (the “Advisor”), for any loss suffered by the Registrant or its shareholders is set forth in Section 5 of the Investment Advisory Agreement, filed as Exhibit (d) to this Registration Statement. The liability of Cohen & Steers Capital Management, Inc., the Registrant’s administrator, for any loss suffered by the Registrant or its shareholders is set forth in Section 6 of the Administration Agreement, filed as Exhibit (h)(i) to this Registration Statement. The liability of Cohen & Steers Securities, LLC, the Registrant’s distributor, for any loss suffered by the Registrant or its shareholders is set forth in Section 8 of the Distribution Agreement filed as Exhibit (e) to this Registration Statement.

Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act (other than for expenses incurred in a successful defense) is asserted against the Registrant by the directors or officers in connection with the Registrant’s shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

This information is set forth under the caption “Management of the Fund” in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement.

The following is a list of the directors and officers of the Advisor. None of the persons listed below has had other business connections of a substantial nature during the past two fiscal years.

NAME	Position with Advisor	Other Business/Position Held/Dates
Robert H. Steers	Co-Chairman and Co-Chief Executive Officer, Director	*
Martin Cohen	Co-Chairman and Co-Chief Executive Officer, Director	*
Joseph M. Harvey	President	*
Adam Derechin	Chief Operating Officer	*
Matthew S. Stadler	Executive Vice President and Chief Financial Officer	Neuberger Berman, Chief Financial Officer, 1999-2005 Lehman Brothers, Managing Director, 2004-2005
Frank Poli	Executive Vice President, General Counsel	Allianz Global Investors of America LP, 1998-2007
John J. McCombe	Executive Vice President	*
Douglas R. Bond	Executive Vice President	*
James S. Corl	Executive Vice President	*
William F. Scapell	Senior Vice President, Director of Fixed Income Investments	*
Robert Becker	Senior Vice President	*
Thomas Bohjalian	Senior Vice President	*
William J. Frischling	Senior Vice President	*
James Giallanza	Senior Vice President	*
Bernard Doucette	Senior Vice President — Chief Accounting Officer	Neuberger Berman, Vice President, 2003-2005
James McAdams	Senior Vice President	Lehman Brothers, Vice President, 2004-2005 Neuberger Berman, LLC, Vice President, 2000-2004
Richard E. Helm	Senior Vice President	WM Advisors, Inc., Senior Portfolio Manager, 2001-2005
Norbert Berrios	Senior Vice President	*
Anthony Dotro	Senior Vice President	*
Salvatore Rappa	Senior Vice President and Associate General Counsel	*
John Cheigh	Senior Vice President	Security Capital, Vice President 1998-2005
Derek Cheung	Senior Vice President	HBSC, Head of Property Research, 2000-2005
Frank Zukowski	Senior Vice President	*
Robert Tisler	Vice President	*
Terrance R. Ober	Vice President	*
John McLean	Vice President and Associate General Counsel	*
Tina M. Payne	Vice President and Associate General Counsel	*
Blair Lewis	Vice President	*
Sandra Morgan	Vice President	*
Ben Morton	Vice President	*
Pascal van Garderen	Vice President	*
Elaine Zaharis-Nikas	Vice President	*
Matthew Karcic	Vice President	*
Lisa Phelan	Vice President and Director of Compliance	*
Luis Polit	Vice President	*
Ted Valenti	Vice President	*
Anatoliy Cherevach	Vice President	WM Advisors, Equity Analyst, 1999-2005
Austin Fagan	Vice President	*
Erinn Laridon	Vice President	Charles Schwab, Institutional Sales – Key Account Manager, 1998-2005
Jamelah Leddy	Vice President	McAdams Wright Ragen, Vice President, Research Analyst, 2002-2006
Chris Picconi	Vice President	*
Ron Pucillo	Vice President	U.S. Trust Company, Financial Officer – Regional Coordinator, 2004-2005
Steve Tone	Vice President	*

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Cohen & Steers Securities, LLC is the principal underwriter for the Registrant.

The names of each investment company (in addition to the Registrant) for which Cohen & Steers Securities, LLC acts as principal underwriter are:

Cohen & Steers Asia Pacific Realty Shares, Inc.

Cohen & Steers Dividend Value Fund, Inc.

Cohen & Steers European Realty Shares, Inc.

Cohen & Steers Institutional Global Realty Shares, Inc.

Cohen & Steers Institutional Realty Shares, Inc.

Cohen & Steers International Realty Fund, Inc.

Cohen & Steers Realty Income Fund, Inc.

Cohen & Steers Realty Shares, Inc.

Cohen & Steers Utility Fund, Inc.

Cohen & Steers VIF Realty Fund, Inc.

(b) The following are directors and officers of Cohen & Steers Securities, LLC the principal address of these persons is 280 Park Avenue, New York, New York 10017.

NAME	POSITION AND OFFICES WITH DISTRIBUTOR	POSITION AND OFFICES WITH REGISTRANT
Robert H. Steers	President	Co-Chairman and Director
Martin Cohen	Vice President	Co-Chairman and Director
Douglas Bond	Vice President	None
Kevin Crook	Vice President	None
Stephen Dunn	Vice President	None
John McCombe	Vice President and National Sales Manager	None
Lisa D. Phelan	Vice President and Chief Compliance Officer	Chief Compliance Officer
Salvatore Rappa	Chief Legal Officer	Assistant Secretary
Matthew Stadler	Chief Financial Officer and Treasurer	None
John McLean	Secretary	Secretary

(c) Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and the rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant’s Sub-Administrator and Custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111. All other records so required to be maintained will be maintained at the offices of Cohen & Steers Capital Management, Inc., 280 Park Avenue, New York, New York 10017.

ITEM 29. MANAGEMENT SERVICES

Not Applicable

ITEM 30. UNDERTAKINGS

Not Applicable

SIGNATURES

Pursuant to the requirement of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 28th day of September 2007.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/ ADAM DERECHIN
NAME:	ADAM DERECHIN
TITLE:	PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE
By:	/s/ ADAM DERECHIN (ADAM DERECHIN)	President and Chief Executive Officer (Principal Executive Officer)	September 28, 2007

By:	/s/ JAMES GIALLANZA (JAMES GIALLANZA )	Treasurer (Principal Financial and Accounting Officer)	September 28, 2007

By:	/s/ MARTIN COHEN	Co-Chairman and Director	September 28, 2007
(MARTIN COHEN)

By:	/s/ ROBERT H. STEERS	Co-Chairman and Director	September 28, 2007
(ROBERT H. STEERS)

By:	*	Director	September 28, 2007
(BONNIE COHEN)

By:	*	Director	September 28, 2007
(GEORGE GROSSMAN)

By:	*	Director	September 28, 2007
(RICHARD E. KROON)

By:	*	Director	September 28, 2007
(RICHARD J. NORMAN)

By:	*	Director	September 28, 2007
(FRANK K. ROSS)

By:	*	Director	September 28, 2007
(WILLARD H. SMITH JR.)

By:	*	Director	September 28, 2007
(C. EDWARD WARD, JR.)

By:	/s/ ROBERT H. STEERS		September 28, 2007
* ROBERT H. STEERS
AS ATTORNEY-IN-FACT

Exhibit Index

(a	) (iv)	Articles of Amendment

(d	) (ii)	Subadvisory Agreement - Cohen & Steers Europe S.A.

(d	) (iii)	Subadvisory Agreement - Cohen & Steers Asia Limited

(d	) (iv)	Subadvisory Agreement - Cohen & Steers UK Limited

(j	)	Auditors Consent